Schedule of Investments (unaudited) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 5.1%
Ajax Mortgage Loan Trust(a)(b):
Series 2018-E, Class A, 4.38%, 06/25/58	USD	273	$278,786
Series 2018-F, Class A, 4.38%, 11/25/58(c) .		286	254,397
Series 2018-G, Class A, 4.38%, 06/25/57(c)		373	331,783
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 3.26%, 10/21/28(b)(d)		500	456,034
ALM 2020 Ltd., Series 2020-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 3.36%, 10/15/29(b)(d)		1,000	918,488
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 3.42%, 10/15/27(b)(d)		250	228,695
ALM XVI Ltd., Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 3.92%, 07/15/27(b)(d)		1,000	825,483
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 3.49%, 01/28/31(b)(d)		250	190,298
Apidos CLO XXIV, Series 2016-24A, Class CR, (LIBOR USD 3 Month + 3.05%), 4.19%, 10/20/30(b)(d)		1,000	761,449
Apidos CLO XXXII, Series 2019-32A, Class C, (LIBOR USD 3 Month + 2.40%), 4.08%, 01/20/33(b)(d)		500	459,824
Ares LI CLO Ltd., Series 2019-51A, Class C, (LIBOR USD 3 Month + 2.70%), 3.92%, 04/15/31(b)(d)		500	481,460
Ares LIII CLO Ltd.(b)(d):
Series 2019-53A, Class C, (LIBOR USD 3 Month + 2.65%), 3.67%, 04/24/31		500	467,500
Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 4.77%, 04/24/31		500	403,009
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 4.62%, 01/15/29(b)(d)		500	415,580
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(b)(d)		750	455,398
Ares XLVII CLO Ltd.(b)(d):
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 3.92%, 04/15/30		1,500	1,166,563
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		500	250,963
Ares XLVIII CLO Ltd., Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 3.84%, 07/20/30(b)(d)		500	386,574
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 4.64%, 07/28/29(b)(d)		750	632,764
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 4.22%, 07/15/30(b)(d)		500	392,620
Assurant CLO I Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 3.24%, 10/20/29(b)(d)		500	449,033
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 3.13%, 08/23/30(b)(d)		250	221,502
Atrium XV, Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 4.04%, 01/23/31(b)(d)		250	201,251
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 2.21%, 04/25/34(d)		102	99,371
Canyon Capital CLO Ltd., Series 2014-1A, Class BR, (LIBOR USD 3 Month + 1.80%), 2.56%, 01/30/31(b)(d)		500	437,984

Security	Par (000)		Value

Asset-Backed Securities (continued)
Canyon CLO Ltd., Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.70%), 2.92%, 07/15/31(b)(d)	USD	500	$472,535
Carlyle Global Market Strategies CLO Ltd.(b)(d):
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 9.64%, 07/20/32		216	186,996
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 2.99%, 04/20/27		250	215,906
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 0.64%, 01/25/37(d)		132	94,014
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 4.84%, 04/20/29(b)(d)		250	208,425
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 3.53%, 10/17/29(b)(d)		500	458,881
Cedar Funding IX CLO Ltd., Series 2018-9A, Class SUB, 0.00%, 04/20/31(a)(b)		1,000	448,600
CIFC Funding Ltd.(b)(d):
Series 2015-3A, Class CR, (LIBOR USD 3 Month + 1.65%), 2.79%, 04/19/29		250	224,224
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.95%), 3.06%, 10/21/31		1,000	905,085
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 4.61%, 04/23/29		500	388,501
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 3.79%, 04/18/31		1,000	776,815
Series 2018-3A, Class D, (LIBOR USD 3 Month + 2.85%), 3.99%, 07/18/31		500	393,644
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30		264	270,236
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 2.94%, 07/20/28(b)(d)		420	381,287
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 0.96%, 10/15/36(d)		116	105,372
Deer Creek CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 2.79%, 10/20/30(b)(d)		500	457,981
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 4.92%, 04/15/29(b)(d)		500	420,812
Dryden 50 Senior Loan Fund, Series 2017-50A, Class SUB, 0.00%, 07/15/30(a)(b)		1,000	448,941
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 4.93%, 01/16/32(b)(d)		250	202,212
First Franklin Mortgage Loan Trust(d):
Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 0.74%, 06/25/36		1,750	1,309,292
Series 2006-FF13, Class A1, (LIBOR USD 1 Month + 0.12%), 0.61%, 10/25/36		63	44,060
Flatiron CLO 19 Ltd.(b)(d):
Series 2019-1A, Class C, (LIBOR USD 3 Month + 2.70%), 4.59%, 11/16/32		500	467,500
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.79%, 11/16/32		1,000	791,942
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 2.92%, 01/15/31(b)(d)		250	217,847
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 3.72%, 04/15/31(b)(d)		650	495,938

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
GSAA Home Equity Trust(d):
Series 2005-14, Class 1A2, (LIBOR USD 1 Month + 0.35%), 0.84%, 12/25/35	USD	30	$10,840
Series 2006-5, Class 1A1, (LIBOR USD 1 Month + 0.18%), 0.67%, 03/25/36		70	29,497
GSAMP Trust, Series 2006-FM3, Class A1, (LIBOR USD 1 Month + 0.14%), 0.63%, 11/25/36(d)		133	71,926
Invitation Homes Trust(b)(d):
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 1.75%, 07/17/37		653	633,983
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 2.75%, 07/17/37		700	634,022
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 1.85%, 01/17/38		267	259,926
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 3.79%, 10/20/27(b)(d)		250	198,776
Kayne CLO III Ltd.(b)(d):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 2.70%, 04/15/32		2,500	2,366,104
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 3.27%, 04/15/32		1,000	927,270
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 0.64%, 05/25/36(d)		475	296,607
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (LIBOR USD 3 Month + 1.90%), 3.04%, 04/19/30(b)(d)		500	449,895
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 3.74%, 04/20/30(b)(d)		500	380,324
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 4.04%, 01/23/31(b)(d)		500	384,958
Mariner CLO 7 Ltd., Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 2.76%, 04/30/32(b)(d)		500	457,226
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 0.77%, 05/25/37(d)		650	472,036
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 4.11%, 10/21/30(b)(d)		250	189,410
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 2.74%, 04/20/27(b)(d)		1,490	1,322,235
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 3.25%), 4.39%, 10/18/29(b)(d)		500	397,256
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(b)		327	327,401
OCP CLO Ltd.(b)(d):
Series 2014-6A, Class BR, (LIBOR USD 3 Month + 2.15%), 3.28%, 10/17/30		2,000	1,802,139
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 2.84%, 10/26/27		500	467,500
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 3.64%, 11/20/30		500	445,671
Octagon Investment Partners 26 Ltd., Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 4.07%, 04/20/31(d)		500	379,356
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.10%), 3.32%, 07/15/30(b)(d)		815	729,612

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 3.89%, 01/20/31(b)(d)	USD	500	$388,394
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 3.74%, 01/20/31(b)(d)		400	308,148
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 2.98%, 07/17/30(b)(d)		250	220,506
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 3.49%, 01/25/31(b)(d)		500	380,894
OHA Credit Funding 2 Ltd., Series 2019-2A, Class D, (LIBOR USD 3 Month + 4.00%), 5.11%, 04/21/31(b)(d)		1,000	809,455
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 3.94%, 07/23/30(b)(d)		650	502,063
Palmer Square CLO Ltd.(b)(d):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 3.33%, 10/17/31		300	269,832
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 4.33%, 10/17/31		500	393,107
Series 2015-1A, Class BR2, (LIBOR USD 3 Month + 2.25%), 3.95%, 05/21/29		500	457,592
Series 2015-1A, Class CR2, (LIBOR USD 3 Month + 3.15%), 4.85%, 05/21/29		500	403,160
Series 2015-2A, Class BR2, (LIBOR USD 3 Month + 1.95%), 3.09%, 07/20/30		750	684,429
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.65%), 4.58%, 11/14/32		500	467,500
Progress Residential Trust(b):
Series 2017-SFR2, Class F, 4.84%, 12/17/34		1,500	1,359,097
Series 2018-SFR2, Class F, 4.95%, 08/17/35		500	447,984
Series 2018-SFR3, Class F, 5.37%, 10/17/35		746	682,945
Series 2019-SFR2, Class F, 4.84%, 05/17/36		100	90,726
Recette CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.70%), 2.84%, 10/20/27(b)(d)		300	281,065
Regatta Funding LP(b)(d):
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 3.07%, 01/15/29		500	461,034
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 3.92%, 01/15/29		500	467,959
Series 2013-2A, Class CR2, (LIBOR USD 3 Month + 3.70%), 4.92%, 01/15/29		500	393,389
Regatta IX Funding Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 5.03%, 04/17/30(b)(d)		250	208,055
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 3.19%, 07/20/28(b)(d)		250	228,192
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 2.93%, 01/17/31(b)(d)		1,000	881,631
Regatta XIII Funding Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 2.10%), 3.32%, 07/15/31(b)(d)		500	450,533
Regatta XV Funding Ltd., Series 2018-4A, Class C, (LIBOR USD 3 Month + 3.30%), 4.29%, 10/25/31(b)(d)		250	208,905

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.(b)(d):
Series 2019-2A, Class C, (LIBOR USD 3 Month + 2.70%), 4.60%, 01/15/33	USD	500	$459,370
Series 2019-2A, Class D, (LIBOR USD 3 Month + 3.90%), 5.80%, 01/15/33		500	393,264
Rockford Tower CLO Ltd.(b)(d):
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 3.34%, 10/20/31		300	270,684
Series 2019-1A, Class D, (LIBOR USD 3 Month + 3.85%), 4.99%, 04/20/32		500	405,081
RR 5 Ltd., Series 2018-5A, Class C, (LIBOR USD 3 Month + 3.10%), 4.32%, 10/15/31(b)(d)		550	406,349
Silver Creek CLO Ltd., Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 4.49%, 07/20/30(b)(d)		500	412,499
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 3.82%, 01/15/30(b)(d)		650	501,439
Symphony CLO XIX Ltd., Series 2018-19A, Class C, (LIBOR USD 3 Month + 1.75%), 2.93%, 04/16/31(b)(d)		500	437,568
TCW CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.91%), 3.90%, 04/25/31(b)(d)		500	381,225
TICP CLO V Ltd., Series 2016-5A, Class DR, (LIBOR USD 3 Month + 3.15%), 4.28%, 07/17/31(b)(d)		500	383,626
TICP CLO VII Ltd., Series 2017-7A, Class CR, (LIBOR USD 3 Month + 2.15%), 3.66%, 04/15/33(b)(d)		500	444,282
TICP CLO VIII Ltd., Series 2017-8A, Class C, (LIBOR USD 3 Month + 3.10%), 4.24%, 10/20/30(b)(d)		500	396,054
TICP CLO XI Ltd.(b)(d):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 3.29%, 10/20/31		300	270,723
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 4.19%, 10/20/31		300	231,835
TICP CLO XIII Ltd., Series 2019-13A, Class D, (LIBOR USD 3 Month + 3.45%), 4.67%, 07/15/32(b)(d)		500	410,243
TICP CLO XIV Ltd., Series 2019-14A, Class B, (LIBOR USD 3 Month + 2.70%), 3.84%, 10/20/32(b)(d)		500	467,500
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 3.79%, 10/20/28(b)(d)		300	241,440
Upland CLO Ltd., Series 2016-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 2.79%, 04/20/31(b)(d)		1,000	899,753
Voya CLO Ltd., Series 2015-3A, Class A3R, (LIBOR USD 3 Month + 1.70%), 2.84%, 10/20/31(b)(d)		500	436,851
York CLO 1 Ltd.(b)(d):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 3.20%, 10/22/29		500	454,375
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 4.11%, 10/22/29		270	214,462
York CLO-3 Ltd., Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 4.74%, 10/20/29(b)(d)		500	412,532

Total Asset-Backed Securities — 5.1% (Cost: $64,688,947)			55,565,575

Security	Shares	Value

Common Stocks — 12.5%

Airlines — 0.1%
Copa Holdings SA, Class A	14,873	$657,535

Automobiles — 0.3%
Astra International Tbk. PT	3,727,200	953,293
Geely Automobile Holdings Ltd.	534,000	830,649
Maruti Suzuki India Ltd.	14,549	1,032,857

		2,816,799

Banks — 0.9%
Absa Group Ltd.	73,970	365,053
Bank Mandiri Persero Tbk. PT	4,409,800	1,310,863
Bank of the Philippine Islands	824,300	946,751
Bank Polska Kasa Opieki SA	21,973	278,723
China Construction Bank Corp., Class H	1,997,000	1,602,919
Commercial International Bank Egypt SAE	139,523	567,166
Erste Group Bank AG(e)	27,532	596,697
Grupo Financiero Banorte SAB de CV, Class O	216,813	593,557
HDFC Bank Ltd.	75,811	995,531
Industrial & Commercial Bank of China Ltd., Class H	1,861,000	1,247,818
Sberbank of Russia PJSC, ADR	97,873	1,039,064

		9,544,142

Beverages — 0.1%
Fomento Economico Mexicano SAB de CV	59,795	385,823
Fomento Economico Mexicano SAB de CV, ADR	5,952	382,892

		768,715

Biotechnology — 0.1%
Walvax Biotechnology Co. Ltd., Class A	135,800	767,869

Building Products — 0.1%
Beijing New Building Materials plc, Class A	176,000	628,026

Commercial Services & Supplies — 0.1%
S-1 Corp.	13,678	973,043

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H	193,500	1,525,821

Consumer Finance — 0.1%
Shriram Transport Finance Co. Ltd.	88,106	903,761

Diversified Telecommunication Services — 0.1%
Hellenic Telecommunications Organization SA	80,775	1,067,160
Telefonica Brasil SA, ADR	30,613	257,149

		1,324,309

Electronic Equipment, Instruments & Components — 0.2%
Hon Hai Precision Industry Co. Ltd.	507,000	1,302,974
Samsung SDI Co. Ltd.	5,406	1,277,091

		2,580,065

Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities, Inc.	19,309	3,033,251
Allied Properties REIT	46,639	1,493,038
Assura plc	2,833,721	2,717,973
AvalonBay Communities, Inc.	13,568	2,210,906
Boston Properties, Inc.	18,286	1,777,033

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Comforia Residential REIT, Inc.	185	$549,299
Community Healthcare Trust, Inc.	10,717	398,672
Cousins Properties, Inc.	77,620	2,341,795
Cromwell European REIT	3,014,816	1,295,755
Crown Castle International Corp.	13,481	2,149,276
CyrusOne, Inc.	24,026	1,685,424
Dexus	441,541	2,621,132
EPR Properties	46,672	1,373,090
Equinix, Inc.	4,201	2,836,515
Gecina SA	12,214	1,602,611
Goodman Group	246,882	2,102,752
Hudson Pacific Properties, Inc.	44,569	1,095,506
Kenedix Office Investment Corp.	535	2,643,005
Link REIT	139,600	1,244,429
MCUBS MidCity Investment Corp.	1,541	1,069,559
NorthWest Healthcare Properties REIT	74,679	523,630
Omega Healthcare Investors, Inc.	37,760	1,100,704
Prologis, Inc.	35,864	3,200,145
Sabana Shari’ah Compliant Industrial REIT	1,534,700	352,296
Secure Income REIT plc	179,236	620,252
Segro plc	140,953	1,477,403
Spirit Realty Capital, Inc.	60,143	1,849,999
STAG Industrial, Inc.	36,391	955,264
Sun Communities, Inc.	16,839	2,263,162
Target Healthcare REIT plc	832,667	1,131,408
VEREIT, Inc.	183,581	1,006,024
VICI Properties, Inc.	83,607	1,456,434
XYMAX REIT Investment Corp.	392	332,723

		52,510,465

Food & Staples Retailing — 0.2%
Cia Brasileira de Distribuicao	32,075	394,309
Cia Brasileira de Distribuicao, ADR	10,328	126,105
Wal-Mart de Mexico SAB de CV	362,160	874,107
X5 Retail Group NV, GDR	23,338	688,779

		2,083,300

Food Products — 0.1%
China Mengniu Dairy Co. Ltd.(e)	236,000	835,702
Dali Foods Group Co. Ltd.(b)	99,000	61,160

		896,862

Gas Utilities — 0.1%
ENN Energy Holdings Ltd.	144,600	1,629,998

Health Care Equipment & Supplies — 0.0%
Lepu Medical Technology Beijing Co. Ltd., Class A	112,256	597,586

Health Care Providers & Services — 0.1%
Mediclinic International plc	78,864	246,533
Notre Dame Intermedica Participacoes SA	76,751	776,416

		1,022,949

Hotels, Restaurants & Leisure — 0.1%
SJM Holdings Ltd.	647,000	638,811

Household Durables — 0.1%
Haier Electronics Group Co. Ltd.	524,000	1,443,145

Independent Power and Renewable Electricity Producers — 0.1%
China Yangtze Power Co. Ltd., Class A	356,666	875,352

Security	Shares	Value

Industrial Conglomerates — 0.1%
SK Holdings Co. Ltd.	4,809	$717,821

Insurance — 0.3%
BB Seguridade Participacoes SA	137,388	670,025
China Life Insurance Co. Ltd., Class H	497,000	1,059,951
Ping An Insurance Group Co. of China Ltd., Class H	133,500	1,358,531
Prudential plc	41,423	584,372

		3,672,879

Interactive Media & Services — 0.3%
Tencent Holdings Ltd.	59,100	3,106,854

IT Services — 0.1%
Infosys Ltd.	41,881	391,467
Infosys Ltd., ADR	77,775	717,864

		1,109,331

Metals & Mining — 0.1%
Vale SA(e)	110,727	918,127

Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.(e)	14,460	675,137
CNOOC Ltd.	301,000	332,792
CNOOC Ltd., ADR	3,350	376,440
Ecopetrol SA, ADR	4,482	46,837
Energy Transfer LP	242,888	2,040,259
Enterprise Products Partners LP	138,855	2,438,294
EQM Midstream Partners LP	15,265	307,437
Gibson Energy, Inc.	34,861	496,637
Kinder Morgan, Inc.	51,129	778,695
Magellan Midstream Partners LP	41,129	1,691,636
MPLX LP	98,631	1,785,221
ONEOK, Inc	4,130	123,611
Petroleo Brasileiro SA(e)	241,561	831,575
Petroleo Brasileiro SA, ADR(e)	26,379	182,279
Petronet LNG Ltd.	400,752	1,291,074
Phillips 66 Partners LP	27,756	1,181,018
Plains All American Pipeline LP	161,311	1,424,376
Qatar Gas Transport Co. Ltd.	1,441,100	981,479
Shell Midstream Partners LP	13,792	202,604
Targa Resources Corp.	8,878	115,059
TC PipeLines LP	9,686	324,481
Tupras Turkiye Petrol Rafinerileri A/S	50,598	657,070
Williams Cos., Inc. (The)	25,810	499,940

		18,783,951

Real Estate Management & Development — 1.1%
Aroundtown SA	292,067	1,570,992
CK Asset Holdings Ltd.	494,500	3,124,620
Entra ASA(b)	115,915	1,459,466
ESR Cayman Ltd.(b)(e)	686,400	1,502,635
Hang Lung Properties Ltd.	431,000	921,998
Land & Houses PCL, NVDR	2,484,100	561,320
Vonovia SE	60,305	2,982,014

		12,123,045

Semiconductors & Semiconductor Equipment — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	346,000	3,490,379

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.1%(b)
Topsports International Holdings Ltd.	663,000	$838,140
Vivo Energy plc	311,575	306,487

		1,144,627

Trading Companies & Distributors — 0.0%
BOC Aviation Ltd.(b)	88,600	605,836

Transportation Infrastructure — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	121,766	755,928
Jiangsu Expressway Co. Ltd., Class H	1,206,000	1,439,560
Macquarie Infrastructure Corp.	3,235	89,254

		2,284,742

Wireless Telecommunication Services — 0.3%
Bharti Airtel Ltd.(e)	94,313	642,284
China Mobile Ltd.	200,000	1,607,812
Mobile TeleSystems PJSC	136,095	588,709
Mobile TeleSystems PJSC, ADR	67,399	577,609

		3,416,414

Total Common Stocks — 12.5% (Cost: $156,951,281)		135,562,559

	Par (000)

Corporate Bonds — 25.8%

Aerospace & Defense — 0.5%
Bombardier, Inc.(b):
8.75%, 12/01/21	314	261,248
5.75%, 03/15/22	116	87,000
6.13%, 01/15/23	64	45,760
7.50%, 12/01/24	205	136,243
7.50%, 03/15/25	15	9,675
7.88%, 04/15/27	827	535,483
BWX Technologies, Inc., 5.38%, 07/15/26(b)	57	58,211
F-Brasile SpA, Series XR, 7.38%, 08/15/26(b)	200	136,500
Howmet Aerospace, Inc., 6.88%, 05/01/25	100	101,976
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	284	277,014
SSL Robotics LLC, 9.75%, 12/31/23(b)	68	72,216
TransDigm UK Holdings plc, 6.88%, 05/15/26	349	298,395
TransDigm, Inc.(b):
8.00%, 12/15/25	770	800,800
6.25%, 03/15/26	3,085	3,019,444

		5,839,965

Airlines — 0.1%(b)
Avianca Holdings SA, 9.00%, 05/10/23	400	68,000
Delta Air Lines, Inc., 7.00%, 05/01/25	166	170,375
Latam Finance Ltd., 6.88%, 04/11/24	689	274,954

		513,329

Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25(b)	101	105,292
Dealer Tire LLC, 8.00%, 02/01/28(b)	156	109,005
Icahn Enterprises LP:
4.75%, 09/15/24	30	28,216
6.25%, 05/15/26	588	577,780
5.25%, 05/15/27	531	504,455
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26	926	932,019
8.50%, 05/15/27	1,025	868,688

		3,125,455

Security	Par (000)		Value

Automobiles — 0.1%
Ford Motor Co.:
8.50%, 04/21/23	USD	392	$386,610
9.00%, 04/22/25		66	64,268
9.63%, 04/22/30		86	85,679
4.75%, 01/15/43		41	26,137
Tesla, Inc., 5.30%, 08/15/25(b)		392	382,200

			944,894

Banks — 4.5%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%(b)(d)(f)		2,545	2,729,512
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(d)(f)		1,400	1,228,500
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 6.75%(b)(d)(f)		400	315,800
Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 4.62%, 12/18/29(d)		458	395,025
Banistmo SA, 3.65%, 09/19/22		400	388,500
Bank Leumi Le-Israel BM, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 01/29/31(b)(d)		340	313,863
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(d)(f)		575	540,500
Barclays plc(d)(f):
(USD Swap Semi 5 Year + 6.77%), 7.88%		1,759	1,741,410
(USD Swap Semi 5 Year + 4.84%), 7.75%		625	603,125
BBVA Bancomer SA, 6.75%, 09/30/22(b)		373	386,987
BNP Paribas SA, (USD Swap Semi 5 Year + 6.31%), 7.63%(b)(d)(f)		2,754	2,802,195
Burgan Bank SAK, (USD Swap Semi 5 Year + 4.01%), 5.75%(d)(f)		400	345,375
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%(d)(f)		250	227,266
Citigroup, Inc., Series U, (SOFR + 3.81%), 5.00%(d)(f)		2,575	2,341,460
Credit Agricole SA(b)(d)(f):
(USD Swap Semi 5 Year + 4.90%), 7.88%		350	371,875
(USD Swap Semi 5 Year + 6.19%), 8.12%		3,325	3,690,750
Danske Bank A/S, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(d)(f)		2,355	2,302,013
Emirates NBD Bank PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(d)(f)		700	661,062
Gilex Holding SARL, 8.50%, 05/02/23(b)		183	151,434
HSBC Holdings plc(d)(f):
(USD Swap Rate 5 Year + 5.51%), 6.87%		581	582,452
(USD Swap Rate 5 Year + 4.37%), 6.37%		500	496,560
(USD Swap Rate 5 Year + 3.75%), 6.00%		487	476,043
ING Groep NV, (USD Swap Rate 5 Year + 4.20%), 6.75%(d)(f)		925	906,500
JPMorgan Chase & Co., Series W, (LIBOR USD 3 Month + 1.00%), 2.69%, 05/15/47(d) .		2,042	1,579,783
Lloyds Banking Group plc(d)(f):
(USD Swap Semi 5 Year + 4.50%), 7.50%		380	376,200
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%		485	468,025
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(b)(d)(f)		3,679	3,550,235
Macquarie Group Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(d)(f)		200	193,000

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(d)(f)	USD	600	$567,102
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(d)(f)		3,050	3,069,062
Royal Bank of Scotland Group plc(d)(f):
(USD Swap Semi 5 Year + 7.60%), 8.62%		2,161	2,204,220
(USD Swap Semi 5 Year + 5.72%), 8.00%		1,500	1,560,375
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(d)(f)		200	205,813
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(b)(d)(f)		1,775	1,801,625
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(d)(f)		3,110	3,128,660
TMB Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%(d)(f)		200	162,000
Truist Financial Corp., Series L, (LIBOR USD 3 Month + 3.10%), 5.05%(d)(f)		2,130	2,001,540
UniCredit SpA, (USD Swap Semi 5 Year + 5.18%), 8.00%(d)(f)		2,340	2,119,989
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 1.72%, 01/15/27(d)		115	98,387
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(d)(f)		1,640	1,588,478

			48,672,701

Beverages — 0.0%
Central American Bottling Corp., 5.75%, 01/31/27(b)		335	327,881

Building Products — 0.1%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		139	136,567
Builders FirstSource, Inc., 6.75%, 06/01/27		48	49,440
CPG Merger Sub LLC, 8.00%, 10/01/21		700	681,310
JELD-WEN, Inc., 6.25%, 05/15/25		99	100,114

			967,431

Capital Markets — 1.2%(f)
Credit Suisse Group AG(b)(d):
(USD Swap Semi 5 Year + 4.60%), 7.50%		875	924,219
(USD Swap Semi 5 Year + 3.46%), 6.25%		3,453	3,539,325
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		600	591,000
Deutsche Bank AG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.52%), 6.00%(d)		800	580,000
Goldman Sachs Group, Inc. (The)(d):
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.62%), 5.50%		1,655	1,681,894
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%		1,445	1,336,625
UBS Group AG:
(USD Swap Rate 5 Year + 5.50%), 6.87%(d)		2,200	2,208,250
(USD Swap Semi 5 Year + 4.87%), 7.00%(d)		1,627	1,744,957
6.87%		240	248,100

			12,854,370

Chemicals — 0.4%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(g)		650	611,000
Atotech Alpha 3 BV, 6.25%, 02/01/25(b)		674	640,165

Security	Par (000)		Value

Chemicals (continued)
Chemours Co. (The), 6.63%, 05/15/23	USD	145	$135,575
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		218	218,011
Element Solutions, Inc., 5.88%, 12/01/25(b)		1,075	1,065,056
Gates Global LLC, 6.25%, 01/15/26(b)		252	229,348
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		151	145,337
Pearl Holding III Ltd., 9.50%, 12/11/22		200	85,500
PQ Corp., 5.75%, 12/15/25(b)		1,077	1,055,891
Rock International Investment, Inc., 6.63%, 03/27/20(e)(h)		200	83,883
Valvoline, Inc., 4.25%, 02/15/30(b)		158	153,655
Yingde Gases Investment Ltd., 6.25%, 01/19/23(b)		200	196,000

			4,619,421

Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(b)		627	558,030
Allied Universal Holdco LLC(b):
6.63%, 07/15/26		1,443	1,483,548
9.75%, 07/15/27		560	565,600
APX Group, Inc.(b):
8.50%, 11/01/24		62	57,040
6.75%, 02/15/27		196	166,600
Aramark Services, Inc., 6.38%, 05/01/25(b)		164	170,560
Garda World Security Corp., 9.50%, 11/01/27(b)		256	256,000
GFL Environmental, Inc.(b):
7.00%, 06/01/26		613	638,194
5.13%, 12/15/26		206	214,240
8.50%, 05/01/27		201	219,329
IAA, Inc., 5.50%, 06/15/27(b)		359	358,210
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		261	222,294
Mobile Mini, Inc., 5.88%, 07/01/24		1,057	1,067,887
Prime Security Services Borrower LLC(b):
5.75%, 04/15/26		269	265,046
6.25%, 01/15/28		500	443,650
Tuspark Forward Ltd., 7.95%, 08/15/21		400	240,000
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		287	284,130

			7,210,358

Communications Equipment — 0.1%
CommScope, Inc.(b):
5.50%, 03/01/24		31	31,000
6.00%, 03/01/26		813	815,033
Nokia OYJ, 6.63%, 05/15/39		98	104,615

			950,648

Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		405	332,100
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(i)		374	230,571
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		453	335,220
Delhi International Airport Ltd.:
6.45%, 06/04/29(b)		200	174,250
6.45%, 06/04/29		200	174,250
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(d)(f)		200	197,563
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	199,000

			1,642,954

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 11/01/31		467	570,907
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		534	283,020

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Credito Real SAB de CV SOFOM ER:
7.25%, 07/20/23(b)	USD	200	$173,750
7.25%, 07/20/23		200	173,750
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	156,062
Ford Motor Credit Co. LLC:
3.35%, 11/01/22		207	186,300
3.81%, 01/09/24		200	177,500
4.13%, 08/04/25		218	185,067
General Motors Financial Co., Inc., Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(d)(f) .		913	739,530
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(g)		215	130,075
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(d)(f)		200	170,625
Manappuram Finance Ltd., 5.90%, 01/13/23 .		200	156,500
Navient Corp.:
6.13%, 03/25/24		66	60,720
6.75%, 06/15/26		329	296,923
5.00%, 03/15/27		35	29,470
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	182,250
Springleaf Finance Corp.:
6.88%, 03/15/25		163	154,149
7.13%, 03/15/26		10	9,425
6.63%, 01/15/28		213	187,972
5.38%, 11/15/29		50	41,510

			4,065,505

Containers & Packaging — 0.3%
ARD Finance SA, 6.50%, (6.50% Cash or 0.00% PIK), 06/30/27(b)(g)		436	404,695
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		16	17,520
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		127	128,754
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b) ..		502	518,717
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		232	213,950
Reynolds Group Issuer, Inc., 7.00%, 07/15/24(b)		188	188,696
Trivium Packaging Finance BV(b)(j):
5.50%, 08/15/26		489	501,225
8.50%, 08/15/27		778	813,010

			2,786,567

Distributors — 0.2%(b)
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26		57	56,430
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(g)		359	341,050
Core & Main LP, 6.13%, 08/15/25		1,079	1,035,840
Wolverine Escrow LLC:
8.50%, 11/15/24		130	91,325
9.00%, 11/15/26		323	223,936

			1,748,581

Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		260	254,800
frontdoor, Inc., 6.75%, 08/15/26(b)		349	362,087
Laureate Education, Inc., 8.25%, 05/01/25(b)		89	90,914
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		97	98,959
Sotheby’s, 7.38%, 10/15/27(b)		600	505,128

			1,311,888

Security	Par (000)		Value

Diversified Financial Services — 0.5%(b)
Fairstone Financial, Inc., 7.88%, 07/15/24	USD	154	$146,300
MPH Acquisition Holdings LLC, 7.13%,
06/01/24		1,188	1,058,769
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25		275	174,405
Refinitiv US Holdings, Inc.:
6.25%, 05/15/26		702	748,227
8.25%, 11/15/26		931	1,010,135
Verscend Escrow Corp., 9.75%, 08/15/26		2,157	2,248,673

			5,386,509

Diversified Telecommunication Services — 1.4%
Altice France Holding SA, 10.50%, 05/15/27(b)		1,214	1,311,375
Altice France SA(b):
7.38%, 05/01/26		200	209,000
8.13%, 02/01/27		1,503	1,619,482
5.50%, 01/15/28		857	863,085
CCO Holdings LLC(b):
5.13%, 05/01/27		241	250,242
4.75%, 03/01/30		355	361,106
4.50%, 08/15/30		583	590,462
4.50%, 05/01/32		801	795,744
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		44	45,962
Series Y, 7.50%, 04/01/24		274	297,290
5.13%, 12/15/26(b)		851	806,323
Series P, 7.60%, 09/15/39		164	167,457
Series U, 7.65%, 03/15/42		562	562,000
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		616	623,509
Front Range BidCo, Inc.(b):
4.00%, 03/01/27		775	751,618
6.13%, 03/01/28		750	706,890
Frontier Communications Corp.:
8.00%, 04/01/27(b)(e)(h)		1,045	1,065,587
Level 3 Financing, Inc., 4.63%, 09/15/27(b)		136	134,749
Network i2i Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%(d)(f)		200	179,500
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(g)		399	293,140
Qualitytech LP, 4.75%, 11/15/25(b)		253	254,581
Sprint Capital Corp.:
6.88%, 11/15/28		425	511,849
8.75%, 03/15/32		517	726,385
Telecom Argentina SA(b):
6.50%, 06/15/21		110	99,550
8.00%, 07/18/26		214	171,401
Telecom Italia Capital SA, 6.00%, 09/30/34		518	536,596
Telesat Canada(b):
4.88%, 06/01/27		300	295,500
6.50%, 10/15/27		10	9,407
Virgin Media Finance plc, 5.75%, 01/15/25(b) .		598	604,159
Virgin Media Secured Finance plc, 5.50%, 05/15/29(b)		301	312,498
Ypso Finance Bis SA, 6.00%, 02/15/28(b)		418	380,297

			15,536,744

Electric Utilities — 0.4%
AES Argentina Generacion SA, 7.75%, 02/02/24(b)		200	115,000
Duke Energy Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(d)(f)		2,000	1,980,000
Energuate Trust, 5.88%, 05/03/27(b)		400	369,760
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		301	120,400
Genneia SA, 8.75%, 01/20/22(b)		519	275,232

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Greenko Investment Co., 4.88%, 08/16/23	USD	200	$178,500
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(h)		200	78,625
Inkia Energy Ltd.:
5.88%, 11/09/27(b)		200	188,250
5.88%, 11/09/27		258	242,842
Pampa Energia SA, 9.13%, 04/15/29(b)		243	145,800
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(d)		175	176,202
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		317	294,435
Stoneway Capital Corp.(e)(h):
10.00%, 03/01/27(b)		752	109,960
10.00%, 03/01/27		267	38,984

			4,313,990

Electronic Equipment, Instruments & Components — 0.0%
Anixter, Inc., 6.00%, 12/01/25		91	91,910
CDW LLC, 4.13%, 05/01/25		90	90,337
Itron, Inc., 5.00%, 01/15/26(b)		68	68,340

			250,587

Energy Equipment & Services — 0.3%
Anton Oilfield Services Group:
9.75%, 12/05/20		700	609,875
7.50%, 12/02/22		245	131,075
Apergy Corp., 6.38%, 05/01/26		160	131,200
Archrock Partners LP, 6.88%, 04/01/27(b)		402	301,500
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,750
Nabors Industries Ltd.(b):
7.25%, 01/15/26		109	41,420
7.50%, 01/15/28		101	40,400
Transocean, Inc.:
8.37%, 12/15/21(j)		10	3,490
8.00%, 02/01/27(b)		197	78,244
USA Compression Partners LP:
6.88%, 04/01/26		751	604,555
6.88%, 09/01/27		959	767,200

			2,839,709

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 10.50%, 04/15/25(b)		36	31,725
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		9	7,982
Netflix, Inc.:
5.88%, 11/15/28		60	67,851
4.88%, 06/15/30(b)		932	988,759

			1,096,317

Equity Real Estate Investment Trusts (REITs) — 0.1%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		28	22,400
Iron Mountain, Inc., 4.88%, 09/15/29(b)		198	189,585
MGM Growth Properties Operating Partnership LP:
4.50%, 09/01/26		979	947,183
4.50%, 01/15/28		38	35,720
Uniti Group LP(b):
6.00%, 04/15/23		74	68,657
7.88%, 02/15/25		89	85,440

			1,348,985

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
6.63%, 06/15/24		216	223,290
7.50%, 03/15/26(b)		58	63,438
5.88%, 02/15/28(b)		367	383,405
4.88%, 02/15/30(b)		191	193,626

Security	Par (000)		Value

Food & Staples Retailing (continued)
US Foods, Inc., 6.25%, 04/15/25(b)	USD	64	$65,200

			928,959

Food Products — 0.4%
Arcor SAIC, 6.00%, 07/06/23(b)		400	321,000
BRF SA, 4.88%, 01/24/30		496	429,676
Chobani LLC, 7.50%, 04/15/25(b)		515	512,075
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(b)(d)(f)		324	321,874
JBS USA LUX SA(b):
5.88%, 07/15/24		37	37,416
5.75%, 06/15/25		424	423,470
6.75%, 02/15/28		616	654,117
6.50%, 04/15/29		438	463,189
MHP Lux SA, 6.25%, 09/19/29(b)		600	503,437
Post Holdings, Inc., 4.63%, 04/15/30(b)		275	269,497
Simmons Foods, Inc., 7.75%, 01/15/24(b)		125	130,000

			4,065,751

Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 3.25%, 07/24/22		200	202,250
Ferrellgas LP, 10.00%, 04/15/25(b)		277	292,761

			495,011

Health Care Equipment & Supplies — 0.2%(b)
Immucor, Inc., 11.13%, 02/15/22		89	80,100
Ortho-Clinical Diagnostics, Inc.:
6.63%, 05/15/22		771	701,610
7.25%, 02/01/28		959	873,045

			1,654,755

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		27	25,920
5.63%, 02/15/23		50	47,875
AHP Health Partners, Inc., 9.75%, 07/15/26(b) .		545	539,550
Centene Corp.(b):
4.25%, 12/15/27		105	109,856
4.63%, 12/15/29		777	850,815
Community Health Systems, Inc.(b):
8.63%, 01/15/24		116	113,100
6.63%, 02/15/25		570	522,975
8.00%, 03/15/26		1,037	994,047
LifePoint Health, Inc.(b):
6.75%, 04/15/25		129	132,922
4.38%, 02/15/27		102	95,880
MEDNAX, Inc., 6.25%, 01/15/27(b)		149	134,911
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		73	73,365
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(g)		327	274,261
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		1,223	1,044,992
10.00%, 04/15/27		134	123,950
Tenet Healthcare Corp.:
8.13%, 04/01/22		717	722,593
7.50%, 04/01/25(b)		92	98,946
4.88%, 01/01/26(b)		247	242,974
6.25%, 02/01/27(b)		130	127,998
5.13%, 11/01/27(b)		492	485,850
Vizient, Inc., 6.25%, 05/15/27(b)		140	147,098

			6,909,878

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC(b):
5.75%, 04/15/25		163	171,557
5.00%, 10/15/25		1,493	1,500,465
Boyne USA, Inc., 7.25%, 05/01/25(b)		27	27,000

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Carnival Corp., 11.50%, 04/01/23(b)	USD	230	$240,314
Cedar Fair LP, 5.50%, 05/01/25(b)		278	278,000
Churchill Downs, Inc., 4.75%, 01/15/28(b)		542	504,602
Fortune Star BVI Ltd.:
5.95%, 01/29/23		200	190,750
6.75%, 07/02/23		1,300	1,261,812
Golden Nugget, Inc., 6.75%, 10/15/24(b)		1,418	1,106,040
Hilton Domestic Operating Co., Inc.(b):
5.38%, 05/01/25		86	85,463
5.75%, 05/01/28		177	178,345
Las Vegas Sands Corp.:
2.90%, 06/25/25		10	9,321
3.50%, 08/18/26		19	18,080
3.90%, 08/08/29		17	15,639
Marriott International, Inc., Series EE, 5.75%, 05/01/25		53	55,388
Melco Resorts Finance Ltd., 5.63%, 07/17/27		200	194,000
MGM China Holdings Ltd., 5.88%, 05/15/26		200	194,250
Sabre GLBL, Inc., 9.25%, 04/15/25(b)		324	341,690
Scientific Games International, Inc.(b):
5.00%, 10/15/25		574	501,274
8.25%, 03/15/26		855	645,525
7.00%, 05/15/28		92	66,240
7.25%, 11/15/29		33	23,513
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		507	524,644
Station Casinos LLC, 4.50%, 02/15/28(b)		154	123,200
Studio City Co. Ltd., 7.25%, 11/30/21		200	197,375
Studio City Finance Ltd., 7.25%, 02/11/24		400	380,000
Vail Resorts, Inc., 6.25%, 05/15/25(b)		79	81,469
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		155	134,850
Wynn Resorts Finance LLC(b):
7.75%, 04/15/25		106	107,868
5.13%, 10/01/29		281	263,437
Yum! Brands, Inc.:
7.75%, 04/01/25(b)		231	252,916
4.75%, 01/15/30(b)		173	176,460
5.35%, 11/01/43		115	109,250

			9,960,737

Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28(b) .		30	24,450
Brookfield Residential Properties, Inc.(b):
6.25%, 09/15/27		140	128,100
4.88%, 02/15/30		333	273,460
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		337	315,499
Installed Building Products, Inc., 5.75%, 02/01/28(b)		53	50,880
K. Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		184	171,120
Mattamy Group Corp.(b):
5.25%, 12/15/27		74	69,375
4.63%, 03/01/30		190	168,226
Tempur Sealy International, Inc., 5.50%, 06/15/26		81	77,196
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		366	371,032
6.88%, 08/15/23		171	170,573

			1,819,911

Household Products — 0.0%(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26		46	47,835
7.75%, 01/15/27		136	144,364
Spectrum Brands, Inc., 5.00%, 10/01/29		91	86,905

			279,104

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
5.75%, 01/15/25	USD	887	$882,529
5.25%, 06/01/26(b)		255	259,381
5.13%, 03/15/28(b)		1,069	1,042,275
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		37	37,648
Concord New Energy Group Ltd., 7.90%, 01/23/21		450	443,813
Talen Energy Supply LLC, 10.50%, 01/15/26(b)		18	14,851

			2,680,497

Industrial Conglomerates — 0.0%
CITIC Ltd., 4.00%, 01/11/28		200	213,000

Insurance — 0.5%
Acrisure LLC, 8.13%, 02/15/24(b)		25	25,750
Alliant Holdings Intermediate LLC, 6.75%, 10/15/27(b)		1,092	1,089,379
Ambac Assurance Corp., 5.10%, 06/07/20(b)		4	4,740
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.45%, 02/12/23(b)(d)		13	12,734
AmWINS Group, Inc., 7.75%, 07/01/26(b)		135	139,050
Ardonagh Midco 3 plc, 8.63%, 07/15/23(b)		200	188,500
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(d)(f)		400	409,373
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(d)(f)		200	184,000
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		243	227,205
Hartford Financial Services Group, Inc. (The), (LIBOR USD 3 Month + 2.13%), 3.82%, 02/12/47(b)(d)		1,300	1,014,000
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%(d)(f)		400	360,000
HUB International Ltd., 7.00%, 05/01/26(b)		698	688,542
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%(d)(f)		200	181,063
Nationwide Financial Services, Inc., 6.75%, 05/15/37		175	194,368
NFP Corp., 8.00%, 07/15/25(b)		157	146,041
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	324,000

			5,188,745

Interactive Media & Services — 0.0%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		175	172,396

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc., 4.10%, 04/13/25		150	159,324
Expedia Group, Inc., 6.25%, 05/01/25(b)		458	467,069
JD.com, Inc., 3.88%, 04/29/26		500	531,250

			1,157,643

IT Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21		595	542,973
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		1,136	1,019,560
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b) .		306	302,940
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		200	167,000
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		304	299,440
Science Applications International Corp., 4.88%, 04/01/28(b)		195	190,966
Tempo Acquisition LLC(b):
5.75%, 06/01/25		107	107,000
6.75%, 06/01/25		1,096	1,063,120

			3,692,999

9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)	USD	304	$308,560
5.88%, 12/15/27(b)		599	582,947
6.20%, 10/01/40		18	15,322
5.45%, 11/01/41		74	58,460

			965,289

Life Sciences Tools & Services — 0.2%(b)
Avantor, Inc.:
6.00%, 10/01/24		958	1,010,211
9.00%, 10/01/25		751	814,459
Charles River Laboratories International, Inc.,
4.25%, 05/01/28		192	193,680

			2,018,350

Machinery — 0.2%
Colfax Corp., 6.38%, 02/15/26(b)		109	112,401
EnPro Industries, Inc., 5.75%, 10/15/26		290	282,750
Grinding Media, Inc., 7.38%, 12/15/23(b)		230	226,987
Husky III Holding Ltd., 13.00%, (13.00% Cash or 13.75% PIK), 02/15/25(b)(g)		270	245,700
Navistar International Corp.(b):
9.50%, 05/01/25		30	31,500
6.63%, 11/01/25		300	257,310
RBS Global, Inc., 4.88%, 12/15/25(b)		185	180,375
SPX FLOW, Inc.(b):
5.63%, 08/15/24		48	48,360
5.88%, 08/15/26		34	34,340
Stevens Holding Co., Inc., 6.13%, 10/01/26(b) .		89	89,196
Terex Corp., 5.63%, 02/01/25(b)		176	159,650
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		517	482,102
Wabash National Corp., 5.50%, 10/01/25(b)		130	106,600

			2,257,271

Media — 1.1%
Altice Financing SA(b):
7.50%, 05/15/26		906	944,505
5.00%, 01/15/28		229	223,275
Block Communications, Inc., 4.88%, 03/01/28(b)		78	77,610
Cable Onda SA, 4.50%, 01/30/30		600	570,000
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		522	434,565
5.13%, 08/15/27		1,387	1,303,225
CSC Holdings LLC:
5.25%, 06/01/24		558	580,264
5.38%, 02/01/28(b)		200	205,500
6.50%, 02/01/29(b)		575	628,130
5.75%, 01/15/30(b)		831	863,981
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		466	354,160
DISH DBS Corp.:
5.88%, 07/15/22		646	647,680
7.75%, 07/01/26		36	35,460
Entercom Media Corp., 6.50%, 05/01/27(b)		187	137,912
GCI LLC, 6.63%, 06/15/24(b)		65	67,275
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		600	623,760
Meredith Corp., 6.88%, 02/01/26		39	33,423
Radiate Holdco LLC(b):
6.88%, 02/15/23		23	22,540
6.63%, 02/15/25		129	127,710
Telenet Finance Luxembourg Notes SARL:
5.50%, 03/01/28(b)		400	408,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27(b) .		501	413,325
Univision Communications, Inc.(b):
5.13%, 05/15/23		28	26,600
5.13%, 02/15/25		574	503,685

Security	Par (000)		Value

Media (continued)
ViacomCBS, Inc.(d):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57	USD	1,583	$1,441,480
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		192	188,160
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		200	197,000
Ziggo BV(b):
5.50%, 01/15/27		180	183,096
4.88%, 01/15/30		400	395,320

			11,637,641

Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		200	178,375
Allegheny Technologies, Inc., 5.88%, 12/01/27		17	14,025
Arconic Corp.(b):
6.00%, 05/15/25		165	166,856
6.13%, 02/15/28		181	169,688
Big River Steel LLC, 7.25%, 09/01/25(b)		282	264,375
China Hongqiao Group Ltd., 7.13%, 07/22/22		200	169,438
Constellium SE(b):
5.75%, 05/15/24		356	343,540
5.88%, 02/15/26		1,210	1,116,225
Freeport-McMoRan, Inc.:
4.25%, 03/01/30		235	218,808
5.45%, 03/15/43		3,283	2,977,353
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		254	260,667
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		229	219,840
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)		101	94,031
New Gold, Inc.(b):
6.25%, 11/15/22		234	232,830
6.38%, 05/15/25		91	87,360
Nexa Resources SA, 5.38%, 05/04/27(b)		643	579,102
Novelis Corp.(b):
5.88%, 09/30/26		801	778,812
4.75%, 01/30/30		471	413,585
Press Metal Labuan Ltd., 4.80%, 10/30/22		200	159,313
Vale Overseas Ltd., 6.25%, 08/10/26		389	424,399
Vedanta Resources Finance II plc, 8.00%, 04/23/23		600	219,000
Vedanta Resources Ltd.:
7.13%, 05/31/23		800	293,000

			9,380,622

Multiline Retail — 0.0%
Future Retail Ltd., 5.60%, 01/22/25		325	81,250

Oil, Gas & Consumable Fuels — 1.8%
Adani Green Energy UP Ltd., 6.25%, 12/10/24		400	384,500
Apache Corp., 3.25%, 04/15/22		4	3,626
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		361	296,020
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	184,000
Baytex Energy Corp., 8.75%, 04/01/27(b)		128	48,640
Buckeye Partners LP:
4.13%, 03/01/25(b)		32	29,600
3.95%, 12/01/26		23	20,815
4.50%, 03/01/28(b)		60	54,000
5.85%, 11/15/43		69	50,370
5.60%, 10/15/44		105	74,550

10

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.:
6.25%, 04/15/23	USD	73	$15,148
6.13%, 10/01/24		129	24,832
8.25%, 07/15/25		265	47,700
6.38%, 07/01/26		66	10,560
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		170	51,000
Cheniere Energy Partners LP, 5.63%, 10/01/26		215	205,454
Cimarex Energy Co., 4.38%, 06/01/24		15	13,765
Citgo Holding, Inc., 9.25%, 08/01/24(b)		157	141,300
CNX Resources Corp.:
5.88%, 04/15/22		737	725,024
7.25%, 03/14/27(b)		14	12,530
Comstock Resources, Inc.:
7.50%, 05/15/25(b)		198	164,340
9.75%, 08/15/26		120	103,801
Continental Resources, Inc., 5.00%, 09/15/22		83	78,020
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)		201	130,650
CrownRock LP, 5.63%, 10/15/25(b)		689	558,166
CVR Energy, Inc.(b):
5.25%, 02/15/25		140	114,800
5.75%, 02/15/28		46	38,893
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		230	138,000
Diamondback Energy, Inc., 3.50%, 12/01/29		44	37,806
Enbridge, Inc.(d):
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77		1,825	1,633,375
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78		1,740	1,592,970
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		16	14,158
5.75%, 01/30/28		308	275,044
EnLink Midstream Partners LP:
4.85%, 07/15/26		17	10,370
5.60%, 04/01/44		64	25,600
5.05%, 04/01/45		14	5,670
Enterprise Products Operating LLC, Series
E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(d)		742	667,577
EQM Midstream Partners LP, 4.13%, 12/01/26		16	13,720
EQT Corp.:
3.90%, 10/01/27		35	29,400
7.00%, 02/01/30(j)		65	61,425
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		252	39,604
5.63%, 02/01/26		56	9,240
Genesis Energy LP:
6.00%, 05/15/23		48	42,374
5.63%, 06/15/24		60	50,700
6.50%, 10/01/25		10	8,400
7.75%, 02/01/28		49	41,650
Greenko Dutch BV, 5.25%, 07/24/24		200	176,250
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25		200	176,500
5.95%, 07/29/26		200	175,500
Hess Midstream Operations LP, 5.13%, 06/15/28(b)		75	65,715
Holly Energy Partners LP, 5.00%, 02/01/28(b)		91	82,783
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26		200	172,500
5.25%, 04/28/27		400	339,625
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		267	248,310

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 5.88%, 09/15/26	USD	198	$99,000
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		200	122,000
MEG Energy Corp.(b):
7.00%, 03/31/24		30	21,300
6.50%, 01/15/25		176	144,320
7.13%, 02/01/27		225	155,250
Mongolian Mining Corp., 9.25%, 04/15/24		450	270,563
MPLX LP, 6.38%, 05/01/24(b)		53	54,091
Murphy Oil Corp., 5.87%, 12/01/42(j)		11	6,380
Neerg Energy Ltd., 6.00%, 02/13/22		500	451,250
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		174	191,622
NuStar Logistics LP, 6.00%, 06/01/26		82	73,800
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		63	60,165
4.85%, 03/15/21		62	59,520
2.60%, 08/13/21		362	338,470
2.70%, 08/15/22		290	252,300
4.20%, 03/15/48		149	89,028
Parkland Fuel Corp., 5.88%, 07/15/27(b)		118	113,280
Parsley Energy LLC(b):
5.38%, 01/15/25		114	102,315
5.25%, 08/15/25		216	190,620
5.63%, 10/15/27		22	18,810
PBF Holding Co. LLC:
7.25%, 06/15/25		128	96,000
6.00%, 02/15/28(b)		44	31,324
PDC Energy, Inc.:
6.13%, 09/15/24		69	54,165
6.25%, 12/01/25		48	29,760
5.75%, 05/15/26		94	71,694
Petrobras Global Finance BV:
5.30%, 01/27/25		326	314,967
8.75%, 05/23/26		150	166,800
6.00%, 01/27/28		513	490,454
7.25%, 03/17/44		303	301,163
Puma International Financing SA, 5.13%, 10/06/24(b)		200	144,000
QEP Resources, Inc.:
6.88%, 03/01/21		28	13,440
5.38%, 10/01/22		125	43,125
5.25%, 05/01/23		40	13,400
5.63%, 03/01/26		106	33,920
Range Resources Corp.:
5.88%, 07/01/22		16	13,600
5.00%, 08/15/22		15	13,800
5.00%, 03/15/23		97	85,360
ReNew Power Ltd., 6.45%, 09/27/22		500	435,000
ReNew Power Synthetic, 6.67%, 03/12/24		400	343,250
Saka Energi Indonesia PT, 4.45%, 05/05/24		200	171,750
Santos Finance Ltd., 5.25%, 03/13/29		200	197,034
SM Energy Co.:
6.13%, 11/15/22		105	42,000
5.00%, 01/15/24		98	30,909
5.63%, 06/01/25		41	11,480
6.75%, 09/15/26		59	16,078
6.63%, 01/15/27		35	9,800
Sunoco LP:
5.50%, 02/15/26		39	37,635
6.00%, 04/15/27		4	3,900
Targa Resources Partners LP:
5.88%, 04/15/26		16	14,344
5.50%, 03/01/30(b)		206	175,615
TerraForm Power Operating LLC(b):
5.00%, 01/31/28		57	59,280
4.75%, 01/15/30		120	123,000

11

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(d)	USD	2,646	$2,504,690
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(b)		200	145,500
Viper Energy Partners LP, 5.38%, 11/01/27(b)		76	68,020
Western Midstream Operating LP:
3.10%, 02/01/25(j)		38	34,675
4.65%, 07/01/26		10	8,850
4.05%, 02/01/30(j)		89	81,212
5.45%, 04/01/44		124	92,690
5.30%, 03/01/48		34	25,585
5.50%, 08/15/48		23	16,934
5.25%, 02/01/50(j)		351	275,974
WPX Energy, Inc.:
8.25%, 08/01/23		112	107,520
4.50%, 01/15/30		269	219,235
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	198,510

			19,897,896

Pharmaceuticals — 0.5%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		93	102,523
Bausch Health Cos., Inc.(b):
6.13%, 04/15/25		1,007	1,019,588
9.00%, 12/15/25		759	827,690
5.75%, 08/15/27		411	433,441
7.00%, 01/15/28		623	646,362
5.00%, 01/30/28		364	349,326
7.25%, 05/30/29		340	362,841
5.25%, 01/30/30		548	542,525
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		155	158,875
Endo DAC, 6.00%, 07/15/23(b)		400	299,840
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	180,000
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		843	856,699

			5,779,710

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)(b):
6.88%, 08/15/26		632	665,180
10.25%, 02/15/27		793	868,335
Equifax, Inc., 2.60%, 12/15/25		18	18,230
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		668	676,350

			2,228,095

Real Estate Management & Development — 3.6%
Agile Group Holdings Ltd.:
6.70%, 03/07/22		200	199,890
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(d)(f)		200	181,562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 11.29%), 7.88%(d)(f)		200	182,500
Alam Synergy Pte. Ltd., 11.50%, 04/22/21		131	103,705
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		400	182,000
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	193,244
Central China Real Estate Ltd.:
6.50%, 03/05/21		600	592,302
6.75%, 11/08/21		250	243,155
6.88%, 08/08/22		200	191,500
7.25%, 04/24/23		350	331,187
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		400	400,500
6.90%, 01/13/23		200	181,250
8.60%, 04/08/24		600	539,438

Security	Par (000)		Value

Real Estate Management & Development (continued)
China Aoyuan Group Ltd.:
4.80%, 02/18/21	USD	400	$394,500
7.50%, 05/10/21		400	401,488
8.50%, 01/23/22		200	204,000
7.95%, 02/19/23		1,200	1,218,000
China Evergrande Group:
6.25%, 06/28/21		200	191,375
11.50%, 01/22/23		390	350,513
4.25%, 02/14/23(k)	HKD	6,000	688,521
10.00%, 04/11/23	USD	300	256,500
12.00%, 01/22/24		520	456,300
China SCE Group Holdings Ltd., 7.25%, 04/19/23		1,100	1,045,000
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		300	300,000
5.50%, 01/23/22		400	394,500
7.63%, 02/28/23		200	205,500
6.55%, 03/28/24		200	198,000
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24		200	202,375
6.15%, 09/17/25		800	798,314
Easy Tactic Ltd.:
9.13%, 07/28/22		200	187,895
8.63%, 02/27/24		1,000	885,313
8.13%, 07/11/24		200	171,187
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(d)(f)		700	710,668
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	195,312
15.00%, 12/18/21		400	416,000
11.75%, 04/17/22		600	594,800
12.25%, 10/18/22		200	197,000
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		83	80,199
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22		200	191,668
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21		200	190,420
5.50%, 10/18/23		200	171,688
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 6.08%, 09/26/21(d)		200	194,363
5.60%, 11/13/22		200	187,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		76	69,920
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21		400	392,500
Hopson Development Holdings Ltd., 7.50%, 06/27/22		550	516,564
Jababeka International BV, 6.50%, 10/05/23		400	261,000
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	159,750
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	186,000
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		450	432,000
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21		280	271,950
8.50%, 06/30/22		550	508,922
11.95%, 10/22/22		200	195,000
11.50%, 01/30/23		700	670,250
10.88%, 07/23/23		200	186,375
9.38%, 06/30/24		200	171,875
KWG Group Holdings Ltd.:
7.88%, 09/01/23		800	790,000
7.40%, 03/05/24		200	193,500

12

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21	USD	300	$301,623
6.50%, 07/16/23		700	698,906
5.75%, 01/14/25		200	192,000
MAF Sukuk Ltd., 4.64%, 05/14/29		448	412,720
Modern Land China Co. Ltd., 12.85%, 10/25/21		200	194,250
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		400	253,188
New Metro Global Ltd., 6.50%, 04/23/21		600	594,936
Newmark Group, Inc., 6.13%, 11/15/23		37	34,071
Overseas Chinese Town Asia Holdings Ltd.,
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(d)(f)		200	198,750
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		500	499,460
6.95%, 04/17/21		200	199,154
7.13%, 11/08/22		400	387,500
Redsun Properties Group Ltd.:
11.50%, 03/04/21		400	391,250
9.95%, 04/11/22		200	184,500
10.50%, 10/03/22		500	453,125
RKPF Overseas 2019 A Ltd.:
7.88%, 02/01/23		400	402,000
6.70%, 09/30/24		200	191,562
Ronshine China Holdings Ltd.:
10.50%, 03/01/22		200	206,563
8.75%, 10/25/22		765	766,912
8.95%, 01/22/23		615	614,808
8.10%, 06/09/23		200	194,750
Scenery Journey Ltd.:
11.00%, 11/06/20		600	599,438
11.50%, 10/24/22		235	208,856
Seazen Group Ltd.:
6.50%, 09/12/20		200	199,312
7.50%, 01/22/21		200	200,438
Shimao Property Holdings Ltd.:
6.38%, 10/15/21		550	564,604
6.13%, 02/21/24		200	206,750
5.60%, 07/15/26		200	200,625
Shui On Development Holding Ltd.:
6.25%, 11/28/21		400	394,000
5.75%, 11/12/23		200	188,000
Sunac China Holdings Ltd.:
6.88%, 08/08/20		200	200,000
7.88%, 02/15/22		400	401,579
7.25%, 06/14/22		460	454,058
7.95%, 10/11/23		200	196,438
Times China Holdings Ltd.:
7.63%, 02/21/22		200	202,500
6.75%, 07/16/23		1,000	981,250
VLL International, Inc., 5.75%, 11/28/24		200	184,625
Wanda Group Overseas Ltd., 7.50%, 07/24/22		670	573,688
Xinyuan Real Estate Co. Ltd., 7.75%, 02/28/21		200	158,563
Yango Justice International Ltd.:
7.50%, 11/16/20		500	496,562
6.80%, 03/11/21		400	388,500
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23		800	780,500
6.80%, 02/27/24		660	631,950
Yuzhou Properties Co. Ltd.:
8.63%, 01/23/22		200	200,000
8.50%, 02/04/23		200	193,000
6.00%, 10/25/23		400	352,500
8.50%, 02/26/24		1,000	926,250
8.38%, 10/30/24		200	180,812

Security	Par (000)		Value

Real Estate Management & Development (continued)
Zhenro Properties Group Ltd.:
5.60%, 02/28/21	USD	200	$195,750
9.15%, 03/08/22		600	600,184
8.70%, 08/03/22		200	196,000

			38,834,998

Road & Rail — 0.1%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)		197	183,210
Lima Metro Line 2 Finance Ltd., 4.35%, 04/05/36(b)		200	203,500
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		200	198,140
Rumo Luxembourg SARL, 5.88%, 01/18/25(b) .		427	421,129
Uber Technologies, Inc.(b):
7.50%, 11/01/23		11	11,026
8.00%, 11/01/26		326	334,153
7.50%, 09/15/27		145	147,915

			1,499,073

Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., 4.70%, 04/15/25(b)		276	304,332
Global A&T Electronics Ltd., 8.50%, 01/12/23.		200	160,000

			464,332

Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		266	264,670
Ascend Learning LLC:
6.88%, 08/01/25(b)		1,352	1,338,480
Castle US Holding Corp., 9.50%, 02/15/28(b) .		255	239,700
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		1,791	1,751,097
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		939	988,297
RP Crown Parent LLC, 7.38%, 10/15/24(b)		527	517,778
Solera LLC, 10.50%, 03/01/24(b)		558	555,210
Veritas US, Inc., 7.50%, 02/01/23(b)		222	215,684

			5,870,916

Specialty Retail — 0.3%
Asbury Automotive Group, Inc.(b):
4.50%, 03/01/28		41	34,428
4.75%, 03/01/30		10	8,378
eG Global Finance plc(b):
6.75%, 02/07/25		200	182,000
8.50%, 10/30/25		200	195,000
Gap, Inc. (The)(b):
8.38%, 05/15/23		77	80,192
8.88%, 05/15/27		103	107,377
Murphy Oil USA, Inc., 4.75%, 09/15/29		100	102,970
Penske Automotive Group, Inc., 5.50%, 05/15/26		156	142,740
PetSmart, Inc.(b):
7.13%, 03/15/23		176	168,520
5.88%, 06/01/25		297	299,228
SRS Distribution, Inc., 8.25%, 07/01/26(b)		1,094	1,004,620
Staples, Inc., 7.50%, 04/15/26(b)		426	336,540

			2,661,993

Technology Hardware, Storage & Peripherals — 0.1%(b)
Dell International LLC, 5.85%, 07/15/25		113	122,914
NCR Corp.:
8.13%, 04/15/25		40	42,400
5.75%, 09/01/27		39	39,097
6.13%, 09/01/29		390	387,075

			591,486

13

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25(b)	USD	63	$63,000
Levi Strauss & Co., 5.00%, 05/01/25(b)		75	75,686
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 .		200	93,100

			231,786

Thrifts & Mortgage Finance — 0.1%
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22		800	625,250
Nationstar Mortgage Holdings, Inc.(b):
9.13%, 07/15/26		25	23,906
6.00%, 01/15/27		205	174,886

			824,042

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		26	22,978

Transportation Infrastructure — 0.0%
Royal Capital BV, 5.88%(f)		200	191,750

Wireless Telecommunication Services — 0.5%
Comunicaciones Celulares SA, 6.88%, 02/06/24(b)		273	273,000
Connect Finco SARL, 6.75%, 10/01/26(b)		945	895,388
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		136	111,520
Millicom International Cellular SA, 5.13%, 01/15/28		527	486,487
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(d)(f)		300	261,300
Sprint Corp.:
7.88%, 09/15/23		35	39,335
7.13%, 06/15/24		45	50,513
7.63%, 02/15/25		274	314,415
7.63%, 03/01/26		173	204,503
T-Mobile USA, Inc., 4.75%, 02/01/28		21	22,050
VEON Holdings BV, 4.00%, 04/09/25(b)		252	258,048
Vodafone Group plc, (USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(d)		2,305	2,640,249
Xplornet Communications, Inc., 9.63%, (9.63%
Cash or 10.63% PIK), 06/01/22(b)(g)		323	326,195

			5,883,003

Total Corporate Bonds — 25.8% (Cost: $298,107,137)			278,896,656

Equity-Linked Notes — 23.9%

Aerospace & Defense — 0.3%
JPMorgan Structured Products BV (Lockheed Martin Corp.), 16.01%, 07/17/20(b)		8	3,123,482

Air Freight & Logistics — 0.4%
Societe Generale SA (FedEx Corp.), 28.33%, 06/23/20		37	4,712,746

Banks — 0.8%
Citigroup Global Markets Holdings, Inc. (Bank of America Corp.), 19.64%, 07/08/20(b)		192	4,605,100
Royal Bank of Canada (JPMorgan Chase & Co.), 18.08%, 07/14/20		42	4,040,018

			8,645,118

Beverages — 0.7%
BNP Paribas SA (Coca-Cola Co. (The)), 16.86%, 07/17/20		66	3,070,164
Citigroup Global Markets Holdings, Inc. (PepsiCo, Inc.), 13.27%, 07/23/20(b)		33	4,418,510

			7,488,674

Security	Par (000)		Value

Capital Markets — 0.4%
JPMorgan Structured Products BV (Nasdaq, Inc.), 14.67%, 06/11/20(b)	USD	39	$4,224,026

Chemicals — 0.7%(b)
Royal Bank of Canada (Air Products and Chemicals, Inc.), 14.43%, 07/08/20		20	4,594,040
UBS AG (Ecolab, Inc.), 14.90%, 07/23/20		15	3,021,593

			7,615,633

Commercial Services & Supplies — 0.3%
Societe Generale SA (Copart, Inc.), 15.23%, 05/19/20		38	3,100,864

Communications Equipment — 0.3%
Merrill Lynch International & Co. (Cisco Systems, Inc.), 14.59%, 05/13/20		76	3,207,459

Containers & Packaging — 0.3%
UBS AG (Crown Holdings, Inc.), 18.20%, 07/23/20(b)		48	3,014,845

Diversified Financial Services — 1.4%
Goldman Sachs International (Goldman Sachs International), 13.65%, 06/01/20		56	3,423,781
Merrill Lynch International & Co. (Berkshire Hathaway, Inc.), 10.98%, 05/01/20		18	4,009,176
Royal Bank of Canada (Utilities Select Sector SPDR Fund), 17.74%, 05/19/20(b)		68	3,789,794
Royal Bank of Canada (Vanguard Real Estate ETF), 22.32%, 05/19/20(b)		53	3,962,909

			15,185,660

Diversified Telecommunication Services — 1.0%
Citigroup Global Markets Holdings, Inc.
(Telekom Malaysia Bhd), 18.69%, 07/22/20(b)		102	3,106,169
Nomura Holdings, Inc. (Masmovil Ibercom SA),
15.00%, 07/20/20(b)		72	3,001,887
Societe Generale SA (Verizon Communications, Inc.), 8.69%, 06/23/20		78	4,527,880

			10,635,936

Electric Utilities — 0.3%
Nomura Holdings, Inc. (NextEra Energy Capital Holdings, Inc.), 16.76%, 07/22/20		12	2,910,278

Electrical Equipment — 0.3%
JPMorgan Structured Products BV (ABB Ltd.), 10.76%, 07/07/20(b)	CHF	162	3,059,669

Entertainment — 0.3%
Goldman Sachs International (Take-Two Interactive Software, Inc.), 21.77%, 05/13/20	USD	26	3,125,485

Equity Real Estate Investment Trusts (REITs) — 0.6%
BNP Paribas SA (American Tower Corp.), 14.79%, 07/20/20(b)		15	3,473,908
Nomura Holdings, Inc. (Prologis, Inc.), 18.20%, 07/15/20		34	3,064,298

			6,538,206

Food & Staples Retailing — 0.6%
Goldman Sachs International (Costco Wholesale Corp.), 9.94%, 05/27/20		10	3,166,644
Goldman Sachs International (Kroger Co. (The)), 12.99%, 06/01/20		97	3,087,983

			6,254,627

Food Products — 1.1%
BNP Paribas SA (Mondelez International, Inc.), 13.35%, 07/17/20		59	3,022,665
JPMorgan Structured Products BV (Campbell Soup Co.), 22.11%, 06/05/20(b)		60	3,006,771

14

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products (continued)
JPMorgan Structured Products BV (General Mills, Inc.), 14.60%, 06/23/20(b)	USD	50	$3,029,550
JPMorgan Structured Products BV (JM Smucker Co. (The)), 18.14%, 06/04/20(b)		26	2,991,016

			12,050,002

Health Care Equipment & Supplies — 0.3%
Royal Bank of Canada (Medtronic plc), 8.28%, 05/20/20(b)		33	3,213,127

Health Care Providers & Services — 2.2%
Bank of Montreal (Quest Diagnostics, Inc.),
17.12%, 06/11/20(b)		40	4,273,627
BNP Paribas SA (Anthem, Inc.),
16.75%, 07/20/20(b)		16	4,542,011
BNP Paribas SA (CVS Health Corp.),
12.79%, 05/08/20		62	3,811,075
Goldman Sachs International (McKesson
Corp.), 26.75%, 05/07/20		24	3,398,992
Royal Bank of Canada (UnitedHealth Group,
Inc.), 19.68%, 06/03/20(b)		13	3,673,118
UBS AG (Humana, Inc.), 16.70%, 07/20/20(b) .		12	4,551,327

			24,250,150

Hotels, Restaurants & Leisure — 1.6%
Bank of Montreal (Domino’s Pizza, Inc.),
19.49%, 06/11/20(b)		11	4,039,878
Bank of Montreal (Wendy’s Co. (The)),
12.82%, 05/01/20		128	2,614,527
Royal Bank of Canada (McDonald’s Corp.),
13.64%, 07/23/20		22	4,030,582
Royal Bank of Canada (Starbucks Corp.),
18.57%, 07/23/20		53	4,043,853
UBS AG (Yum! Brands, Inc.),
16.70%, 07/20/20(b)		35	3,024,421

			17,753,261

Household Products — 0.3%
Royal Bank of Canada (Kimberly-Clark Corp.),
11.74%, 07/22/20(b)		21	2,998,508

Industrial Conglomerates — 0.7%(b)
Citigroup Global Markets Holdings, Inc. (3M Co.), 14.09%, 07/23/20		29	4,403,268
JPMorgan Structured Products BV (Roper
Technologies, Inc.), 11.35%, 07/23/20		9	3,003,273

			7,406,541

Interactive Media & Services — 0.4%
Royal Bank of Canada (Alphabet, Inc.),
10.79%, 07/23/20		3	4,047,290

IT Services — 0.7%
Merrill Lynch International & Co. (Akamai Technologies, Inc.), 15.68%, 07/20/20		31	2,987,677
Nomura Holdings, Inc. (Mastercard, Inc.),
13.91%, 07/16/20(b)		16	4,517,567

			7,505,244

Life Sciences Tools & Services — 0.4%
Citigroup Global Markets Holdings, Inc. (Thermo Fisher Scientific, Inc.), 12.59%, 07/22/20(b)		9	3,027,041
Credit Suisse AG (Charles River Laboratories International, Inc.), 12.25%, 05/05/20		13	1,903,676

			4,930,717

Machinery — 0.3%
Goldman Sachs International (Deere & Co.),
26.51%, 05/19/20		22	3,185,556

Security	Par (000)		Value

Metals & Mining — 0.2%
Merrill Lynch International & Co. (ArcelorMittal SA), 17.00%, 05/04/20	EUR	207	$2,279,036

Oil, Gas & Consumable Fuels — 0.2%
Societe Generale SA (TOTAL SA),
11.20%, 05/04/20		76	2,805,749

Personal Products — 0.3%
Nomura Holdings, Inc. (Procter & Gamble Hygiene & Health Care Ltd.), 12.76%, 07/17/20	USD	25	3,000,119

Pharmaceuticals — 1.1%(b)
Bank of Montreal (Eli Lilly and Co.),
16.00%, 06/11/20		25	3,922,764
Citigroup Global Markets Holdings, Inc. (Merck & Co, Inc.), 13.17%, 07/23/20		55	4,411,655
Royal Bank of Canada (Johnson & Johnson),
14.62%, 06/03/20		24	3,593,352

			11,927,771

Professional Services — 0.6%
BNP Paribas SA (TransUnion),
18.36%, 07/17/20		38	3,012,090
JPMorgan Structured Products BV (Equifax, Inc.), 21.42%, 07/17/20(b)		23	3,167,676

			6,179,766

Road & Rail — 0.7%
Citigroup Global Markets Holdings, Inc. (Knight-Swift Transportation Holdings, Inc.), 20.90%, 07/22/20(b)		85	3,129,729
Nomura Holdings, Inc. (Old Dominion Freight Line, Inc.), 16.53%, 06/11/20		29	4,040,156

			7,169,885

Semiconductors & Semiconductor Equipment — 1.2%
BNP Paribas SA (Maxim Integrated Products, Inc.), 17.33%, 07/20/20(b)		52	3,006,937
BNP Paribas SA (QUALCOMM, Inc.),
20.00%, 07/23/20		51	4,036,876
Citigroup Global Markets Holdings, Inc. (Texas Instruments, Inc.), 21.17%, 07/22/20(b)		27	3,159,282
UBS AG (NVIDIA Corp.), 20.60%, 05/13/20		12	3,267,913

			13,471,008

Software — 2.0%
JPMorgan Structured Products BV (Adobe, Inc.), 11.36%, 06/11/20(b)		13	4,650,828
Royal Bank of Canada (Microsoft Corp.), 14.40%, 07/17/20		23	4,028,675
Societe Generale SA (Oracle Corp.), 16.86%, 06/19/20		86	4,576,449
Societe Generale SA (salesforce.com, Inc.), 27.09%, 06/04/20		29	4,673,517
Societe Generale SA (Synopsys, Inc.), 10.74%, 05/19/20		24	3,773,793

			21,703,262

Specialty Retail — 0.7%
BNP Paribas SA (O’Reilly Automotive, Inc.),
15.44%, 06/11/20		11	4,193,776
Royal Bank of Canada (Advance Auto Parts, Inc.)(b):
13.31%, 05/19/20		13	1,589,888
13.33%, 05/20/20		13	1,590,759

			7,374,423

15

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Tobacco — 0.2%
HSBC Bank plc (British American Tobacco plc),
16.15%, 07/17/20	GBP	71	$2,082,419

Total Equity-Linked Notes — 23.9% (Cost: $259,522,077)			258,176,542

Floating Rate Loan Interests — 6.6%(l)

Aerospace & Defense — 0.2%
Arconic Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.24%, 03/25/27(c)	USD	83	82,170
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.20%, 10/31/26		12	10,644
Bleriot US Bidco, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.20%, 10/30/26		74	68,124
Dynasty Acquisition Co., Inc., Term Loan: (LIBOR USD 3 Month + 3.50%), 4.95%, 04/06/26		875	763,341
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 11/28/21(m)		141	116,784
TransDigm, Inc., Term Loan: (LIBOR USD 1 Month + 2.25%), 2.65%, 08/22/24		919	802,512
12/09/25(m)		27	23,840

			1,867,415

Airlines — 0.1%
American Airlines, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 2.19%, 01/29/27		408	289,618
American Airlines, Inc., Term Loan B, 12/15/23(m)		27	20,410
American Airlines, Inc., Term Loan B1, 06/27/25(m)		44	30,587
American Airlines, Inc., Term Loan B23, 04/28/23(m)		179	136,817
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 12/11/26		489	391,401

			868,833

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 3.90%, 04/30/26		849	766,621
Wand Newco 3, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.07%, 02/05/26		197	174,257

			940,878

Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 4.65%, 12/12/25(c)		357	312,467

Building Products — 0.1%
CPG Merger Sub LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.93%, 05/05/24		264	238,153
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.71%, 12/19/23		492	427,072

			665,225

Capital Markets — 0.1%
Fortress Investment Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.40%, 12/27/22		82	78,532
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.97%, 04/12/24(c)		231	209,843
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.07%, 05/29/26		358	217,143

			505,518

Security	Par (000)		Value

Chemicals — 0.2%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 01/31/24	USD	441	$410,111
Ascend Performance Materials LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.70%, 08/14/26(c)		299	271,635
Axalta Dupont PC, Term Loan, 06/01/24(m)		214	207,481
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 1.75%), 2.16%, 04/03/25		119	108,667
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 3 Month + 3.50%), 4.50% - 5.75%, 06/13/23		171	144,233
Greenrock Finance, Inc., Term Loan, 06/28/24(c)(m)		115	100,465
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.78%, 03/28/25(c)		199	172,122
Messer Industries GmbH, Term Loan, (LIBOR USD 3 Month + 2.50%), 3.95%, 03/02/26		268	252,626
Momentive Performance Materials, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.66%, 05/15/24		179	158,979
OXEA Holding Vier GmbH, Term Loan, 10/14/24(m)		306	273,213

			2,099,532

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 11/10/23		257	253,735
Allied Universal Holdco LLC, Term Loan B, (LIBOR USD 1 Month + 4.25%), 4.65%, 07/10/26		513	476,389
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(m)		454	382,448
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 3.76%, 11/01/24		466	425,256
Cast & Crew Payroll LLC, 1st Lien Term Loan, 01/16/26(m)		269	226,604
Diamond (BC) BV, Term Loan, 09/06/24(m)		240	205,645
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.27%, 09/23/26		283	267,479
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 05/01/24		759	710,734
West Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.45%, 10/10/24		323	252,298

			3,200,588

Construction & Engineering — 0.0%
Ply Gem, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.58%, 04/01/25		90	76,560
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07%, 05/23/25		316	281,477

			358,037

Construction Materials — 0.1%
American Builders And Contractors Supply, Term Loan, (LIBOR USD 1 Month + 2.00%), 2.40%, 01/15/27		357	334,049
Core & Main LP, Term Loan, (LIBOR USD 3 Month + 2.75%), 3.77% - 4.33%, 08/01/24 .		721	676,504
Forterra Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/23		199	170,437

16

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction Materials (continued)
TAMKO Building Products, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.65%, 05/29/26(c)	USD	75	$70,698

			1,251,688

Containers & Packaging — 0.2%
Berry Global, Inc., Term Loan, 07/01/26(m)		150	142,501
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 04/03/24		394	337,044
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 05/16/24		530	500,446
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.43%, 12/29/23		344	320,780
Pregis TopCo LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.40%, 07/31/26		179	159,880
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 02/05/23		630	599,529

			2,060,180

Diversified Consumer Services — 0.2%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 2.90%, 04/04/24		529	508,861
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.50%, 11/07/23		228	217,162
Maverick Purchaser Sub, LLC, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.40%, 01/29/27		54	51,435
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.26%, 12/07/24		149	123,214
SIRVA Worldwide, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 5.90% - 7.11%, 08/04/25		193	133,799
Sotheby’s, Inc., Term Loan B, (LIBOR USD 1 Month + 5.50%), 6.50%, 01/15/27		445	393,800
Spin Holdco, Inc., 1st Lien Term Loan B, 11/14/22(m)		700	639,902
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/06/24		131	117,412
Trugreen Ltd. Partnership, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.74%, 03/19/26		216	203,267

			2,388,852

Diversified Financial Services — 0.3%
Advisor Group Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 5.40%, 07/31/26		335	270,062
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.26%, 10/30/26(c)		179	167,839
BW Gas & Convenience Holdings LLC, Term Loan, 11/13/26(m)		107	95,374
Connect Finco SARL, Term Loan B, 12/11/26(m)		1,417	1,291,642
Deerfield Dakota Holding, LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 4.75%, 04/09/27		308	292,758
Genuine Financial Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 07/11/25		405	305,891
SMG US Midco 2, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.12% - 3.52%, 01/23/25(c)		230	160,864
Spring Education Group, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.70%, 07/30/25		93	80,120

Security	Par (000)		Value

Diversified Financial Services (continued)
VICI Properties 1 LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.42%, 12/22/24	USD	564	$521,678
Ziggo Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.31%, 04/30/28		157	146,206

			3,332,434

Diversified Telecommunication Services — 0.3%
Altice Financing SA, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.37%, 01/31/26		189	173,908
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 4.81%, 08/14/26		538	497,825
Iridium Satellite LLC, Term Loan, 11/04/26(m)		199	196,264
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.15%, 03/01/27		190	181,608
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 11/15/24		331	304,861
Telesat Canada, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.16%, 12/07/26		75	70,534
Zayo Group LLC, Term Loan, 03/09/27(m)		1,753	1,642,494

			3,067,494

Electric Utilities — 0.0%
Calpine Corp., Term Loan B, (LIBOR USD 1 Month + 2.00%), 2.40%, 01/15/25		74	70,601
Edgewater Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 12/13/25		138	126,968

			197,569

Electrical Equipment — 0.1%
Graftech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 02/12/25(c)		288	260,845
MH Sub I LLC, 1st Lien Term Loan, 09/13/24(m)		499	460,573

			721,418

Entertainment — 0.1%
Creative Artists Agency LLC, Term Loan, 11/27/26(m)		262	233,399
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.50%, 07/03/24		269	187,993
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.01%, 05/24/25		8	7,359
William Morris Endeavor Entertainment LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 3.16% - 4.37%, 05/18/25		450	333,154

			761,905

Equity Real Estate Investment Trusts (REITs) — 0.1%
Claros Mortgage Trust, Inc., Term Loan B, 08/09/26(c)(m)		126	112,985
DTZ US Borrower LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 08/21/25		447	411,012
RHP Hotel Properties LP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 2.41%, 05/11/24		109	101,810

			625,807

Food & Staples Retailing — 0.0%
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.69%), 4.09%, 05/23/25		275	251,775
US Foods, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.07%, 08/14/26		210	186,465

			438,240

17

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food Products — 0.2%
1011778 BC ULC, Term Loan B4, (LIBOR USD 1 Month + 1.75%), 2.15%, 11/19/26	USD	339	$317,210
8th Avenue Food & Provisions, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.33%, 10/01/25		178	170,052
B&G Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 2.90%, 10/10/26		21	20,670
Chobani LLC, Term Loan, 10/10/23(m)		486	461,427
Froneri International Ltd., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 5.75%, 01/31/28		23	21,677
Froneri International Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.25%, 01/29/27		651	600,872
Hostess Brands LLC, Term Loan, 08/03/25(m)		116	110,873
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.06%, 05/15/24		112	108,151
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.58%, 08/28/24		428	278,240

			2,089,172

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., 1st Lien Term Loan, 06/15/21(m)		444	390,399
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 11/20/26		1,206	1,155,832

			1,546,231

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 06/30/25		108	99,503
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90% - 4.26%, 07/24/26		300	280,718
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.07% - 4.45%, 06/07/23		304	287,401
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 4.75%, 05/31/25		95	77,155
Envision Healthcare Corp., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.15%, 10/10/25		289	197,167
Eyecare Partners LLC, Term Loan:
02/18/27(m)		32	26,133
(LIBOR USD 3 Month + 3.75%), 4.82%, 02/18/27		136	111,998
HCA, Inc., Term Loan B, 03/13/25(m)		80	78,034
MPH Acquisition Holdings LLC, Term Loan, 06/07/23(m)		43	39,095
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 10/20/22(c)		197	157,314
Option Care Health, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.50%), 4.90%, 08/06/26		267	249,285
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(m)		721	638,619
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/06/24		147	107,761
WCG Purchaser Corp., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.24%, 01/08/27		203	191,328
Wink Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.45%, 12/02/24		227	210,370
WP CityMD Bidco LLC, Term Loan, 08/13/26(m)		208	196,007

			2,947,888

Security	Par (000)		Value

Health Care Technology — 0.1%
Athenahealth, Inc., Term Loan B, 02/05/26(c)(m)	USD	170	$156,378
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.50%, 03/01/24		582	559,251
Goodrx, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.15%, 10/10/25		222	212,242

			927,871

Hotels, Restaurants & Leisure — 0.2%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26		111	90,359
Caesars Resort Collection LLC, Term Loan, 12/23/24(m)		415	349,297
CityCenter Holdings LLC, Term Loan B, 04/18/24(m)		353	309,607
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 3.25% - 3.70%, 10/04/23		181	144,558
IRB Holding Corp., Term Loan, 02/05/25(m)		268	233,494
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.47%, 04/03/25		109	104,146
Landry’s Finance Acquisition Co., Term Loan, 10/04/23(m)		23	23,938
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(m)		49	39,434
Playtika Holding Corp., Term Loan B, (LIBOR USD 3 Month + 6.00%), 7.07%, 12/10/24		161	158,950
Scientific Games International, Inc., Term Loan B, 08/14/24(m)		111	91,387
Stars Group Holdings BV, Term Loan, 07/10/25(c)(m)		274	271,692
Station Casinos LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.66%, 02/08/27		156	137,108
Whatabrands LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.73%, 07/31/26		404	371,243

			2,325,213

Household Products — 0.0%
Reynolds Consumer Products LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 2.15%, 02/04/27		185	177,976

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.40%, 08/12/26		400	383,754

Industrial Conglomerates — 0.1%
AVSC Holding Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.25% - 4.95%, 03/03/25		553	364,672
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.40%, 03/31/25		184	174,516
Vertiv Group Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 3.99%, 03/02/27(c)		983	921,562

			1,460,750

Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan, 05/09/25(m)		500	466,073
AmWINS Group, Inc., Term Loan, 01/25/24(m) .		445	428,873
AssuredPartners, Inc., Term Loan, 02/12/27(m)		167	155,751
Asurion LLC, 1st Lien Term Loan B6, 11/03/23(m)		129	122,673
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 3.40%, 11/03/24		893	849,721
Asurion LLC, Term Loan B4, 08/04/22(m)		33	31,445

18

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
HUB International Ltd., Term Loan B:
(LIBOR USD + 3.00%), 3.87% - 4.02%, 04/25/25	USD	637	$595,358
(LIBOR USD 3 Month + 4.00%), 5.69%, 04/25/25		78	74,832
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 12/31/25(m)		381	349,364
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.40%, 05/16/24		628	590,175

			3,664,265

IT Services — 0.7%
Ancestry.com Operations, Inc., Term Loan B:
(LIBOR USD 1 Month + 3.75%), 4.75%, 10/19/23(c)		392	356,285
(LIBOR USD 1 Month + 4.25%), 4.66%, 08/27/26		75	64,637
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.25%), 4.70%, 09/19/24		553	528,819
(LIBOR USD 3 Month + 7.00%), 8.45%, 09/19/25		33	31,350
Boxer Parent Co., Inc., Term Loan B, 10/02/25(m)		181	155,993
Camelot U.S. Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.24% - 3.65%, 10/30/26		556	531,196
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 04/29/24		298	282,526
Epicor Software Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 3.66%, 06/01/22		373	359,344
Greeneden US Holdings I LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 3.65%, 12/01/23		573	541,251
IG Investments Holdings LLC, Term Loan, 05/23/25(m)		478	400,239
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(m)		224	195,134
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.95%, 08/01/24		95	67,679
Presidio Holdings Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.28%, 01/22/27		161	151,408
Pug LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 02/12/27		502	406,913
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.76%, 11/03/23		199	186,024
Solera LLC, Term Loan B1, (LIBOR USD 3 Month + 2.75%), 4.36%, 03/03/23		649	614,355
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.70%, 09/30/22		582	559,728
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		51	49,298
SS&C Technologies Holdings, Inc., Term Loan B5, 04/16/25(m)		162	155,647
Trans Union LLC, Term Loan B, 11/16/26(m)		438	419,124
Verscend Holding Corp., Term Loan B, 08/27/25(m)		331	310,797
Vertafore, Inc., Term Loan B, 07/02/25(m)		613	561,373
VS Buyer LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.86%, 02/28/27		242	227,480
WEX, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 2.65%, 05/15/26		333	312,651

			7,469,251

Security	Par (000)		Value

Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.25%, 11/21/24	USD	222	$217,864
eResearchTechnology, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 5.50%, 02/04/27		355	332,241

			550,105

Machinery — 0.1%
Clark Equipment Co., Term Loan, (LIBOR USD 3 Month + 1.75%), 3.20%, 05/18/24		74	69,503
Gates Global LLC, Term Loan B, 04/01/24(m)		504	462,945
Ingersoll-Rand Services Co., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.15%, 03/01/27		272	257,584
Titan Acquisition Ltd., Term Loan, 03/28/25(m) .		755	660,779

			1,450,811

Media — 0.3%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.00%, 07/12/24		230	214,636
Cable One, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.16%, 05/01/24		55	53,487
Charter Communications Operating, Term Loan B1, (LIBOR USD 1 Month + 1.75%), 2.16%, 04/30/25		217	210,100
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.20% - 4.26%, 08/21/26		828	717,462
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.31%, 04/15/27		190	180,083
Diamond Sports Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 3.82%, 08/24/26		79	64,465
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.24%, 02/07/24		202	191,185
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 6.00%, 11/27/23		75	73,458
LCPR Loan Financing LLC, Term Loan, (LIBOR USD 1 Month + 5.00%), 5.81%, 10/15/26		110	107,525
Learfield Communications LLC, Term Loan, 12/01/23(m)		611	352,001
Lions Gate Capital Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 2.65%, 03/24/25		140	129,025
Midcontinent Communications, Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 08/15/26		74	70,716
Nexstar Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.74%, 09/18/26		72	67,047
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 3.75%, 02/01/24		224	213,738
Sinclair Television Group, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 2.66%, 01/03/24		67	62,027
Terrier Media Buyer, Inc., Term Loan, 12/17/26(m)		291	270,308
Trader Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 09/28/23(c)		541	459,850

			3,437,113

19

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining — 0.1%
Ball Metalpack Finco LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.11%, 07/31/25	USD	203	$171,230
Equinox Holdings, Inc., Term Loan B, 03/08/24(m)		450	353,535

			524,765

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 7.50%, 10/25/23		160	59,252

Multi-Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.62%, 11/28/24		252	241,635

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Term Loan, (LIBOR USD 3 Month + 10.38%), 11.99%, 12/31/21		208	7,405
CITGO Holding, Inc., Term Loan, (LIBOR USD 6 Month + 7.00%), 8.00%, 08/01/23		199	164,175
Euro Garages Ltd., Term Loan B, (LIBOR USD 6 Month + 4.00%), 5.07%, 02/07/25		341	290,806

			462,386

Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Term Loan, 10/01/26(m)		383	349,567

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 3.94%, 03/21/25		291	259,498
Bausch Health Cos., Inc., Term Loan, 06/02/25(m)		820	792,773
Catalent, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.25%, 05/18/26		184	179,851
Elanco Animal Health, Inc., Term Loan B, 02/04/27(m)		182	175,600
Jaguar Holding Co. I, Term Loan, 08/18/22(m) .		912	893,204
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.20%, 09/24/24		95	65,923

			2,366,849

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 4.49%, 02/06/26		593	552,509
STG-Fairway Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.57%, 01/31/27		124	106,692

			659,201

Real Estate Management & Development — 0.0%
Forest City Enterprises LP, Term Loan, 12/08/25(m)		221	201,156

Road & Rail — 0.1%
Lineage Logistics LLC, Term Loan, 02/27/25(m)		487	469,165
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 3.90%, 07/13/23		256	240,865

			710,030

Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 2.41%, 05/29/25		115	110,256

Security	Par (000)		Value

Software — 0.8%
Castle US Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 01/29/27	USD	363	$302,651
Cerence, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.02%, 10/01/24		94	85,694
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 5.75%, 09/29/23		164	122,883
Ellie Mae, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.75%), 5.20%, 04/17/26		540	508,596
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 3.75%, 02/01/22		1,128	1,106,261
Informatica LLC, Term Loan:
7.13%, 02/25/25(n)		151	142,695
02/25/27(m)		921	863,745
Kronos, Inc., 1st Lien Term Loan B, 11/01/23(m)		1,022	985,813
Kronos, Inc., 2nd Lien Term Loan B, 11/01/24(m)		89	85,068
McAfee LLC, Term Loan, 09/30/24(m)		461	440,034
PowerSchool, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.74%, 07/31/25(c)		451	426,372
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 3.65%, 10/01/25		767	749,615
RP Crown Parent LLC, 1st Lien Term Loan, 10/12/23(c)(m)		458	437,382
SolarWinds, Inc., Term Loan B, 02/05/24(m)		465	450,542
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 1.75%), 2.74%, 04/16/25		37	35,177
TIBCO Software, Inc., 1st Lien Term Loan, 06/30/26(m)		539	504,034
TIBCO Software, Inc., 2nd Lien Term Loan, 03/03/28(m)		434	402,502
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, 05/04/26(m)		407	387,267

			8,036,331

Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.25%), 3.99%, 11/07/24(c).		184	173,935
MED ParentCo LP, Delayed Draw Term Loan, (LIBOR USD 1 Month + 4.25%), 3.65% - 4.82%, 08/31/26		31	26,246
MED ParentCo LP, Term Loan, (LIBOR USD 1 Month + 4.25%), 4.65%, 07/31/26		178	149,591
Midas Intermediate Holdco II LLC, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.02%, 08/18/21(c)		179	144,782
PetSmart, Inc., Term Loan, 03/11/22(m)		703	680,560

			1,175,114

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, 07/23/26(m)		146	107,152
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 2.77%, 04/29/23		105	100,391

			207,543

Trading Companies & Distributors — 0.0%
HD Supply, Inc., Term Loan, 10/17/23(m)		361	346,757

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.87%, 05/27/24		178	144,564
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.00%, 05/16/24		226	213,412

20

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, 2nd Lien Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.16%, 04/06/25	USD	261	$251,425
T-Mobile USA, Inc., Term Loan, 04/01/27(m)		874	868,223

			1,477,624

Total Floating Rate Loan Interests — 6.6% (Cost: $77,592,796)			71,022,946

Foreign Agency Obligations — 0.4%

Bahrain — 0.1%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		538	546,070

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	107,358
China Cinda Asset Management Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 4.45%(d)(f)	USD	200	199,312
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(d)(f)		200	197,438
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	185,625

			689,733

Colombia — 0.1%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		453	425,395

India — 0.0%
Power Finance Corp. Ltd., 3.75%, 12/06/27		370	333,116

Indonesia — 0.0%
Perusahaan Listrik Negara PT:
6.15%, 05/21/48		200	217,250
4.88%, 07/17/49		200	192,500

			409,750

Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26		1,163	963,545
6.50%, 03/13/27		453	366,930
5.35%, 02/12/28		34	25,373

			1,355,848

Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%, 06/25/24		400	244,000

Total Foreign Agency Obligations — 0.4% (Cost: $4,244,892)			4,003,912

Foreign Government Obligations — 2.2%

Colombia — 0.3%
Republic of Colombia:
8.13%, 05/21/24		451	520,764
4.50%, 01/28/26		2,226	2,283,041
3.88%, 04/25/27		205	202,246

			3,006,051

Dominican Republic — 0.1%
Dominican Republic, 5.95%, 01/25/27		591	531,900
Dominican Republic Government Bond, 5.50%, 01/27/25		359	335,216

			867,116

Security	Par (000)		Value

Egypt — 0.2%
Arab Republic of Egypt:
5.88%, 06/11/25	USD	1,046	$987,163
7.60%, 03/01/29		1,235	1,171,706

			2,158,869

Indonesia — 0.3%
Pertamina Persero PT, 4.30%, 05/20/23		605	615,209
Republic of Indonesia:
4.75%, 01/08/26		1,130	1,223,225
4.10%, 04/24/28		1,264	1,328,385

			3,166,819

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	164,000

Mexico — 0.2%
United Mexican States:
4.15%, 03/28/27		1,069	1,072,675
3.75%, 01/11/28		650	631,109
8.30%, 08/15/31		35	46,178

			1,749,962

Mongolia — 0.0%
Government of Mongolia, 8.75%, 03/09/24		200	188,250

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27		200	172,750

Panama — 0.1%
Republic of Panama, 3.16%, 01/23/30		1,282	1,305,236

Paraguay — 0.1%
Republic of Paraguay, 5.40%, 03/30/50(b)		555	544,941

Peru — 0.1%
Republic of Peru, 2.78%, 01/23/31		1,051	1,082,530

Qatar — 0.2%
State of Qatar:
4.50%, 04/23/28		1,214	1,390,030
4.00%, 03/14/29(b)		1,095	1,218,187

			2,608,217

Russia — 0.2%
Russian Federation:
4.75%, 05/27/26		1,200	1,329,600
4.25%, 06/23/27		800	868,000

			2,197,600

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 4.50%, 04/17/30		1,540	1,724,800
Saudi Arabian Oil Co.:
3.50%, 04/16/29(b)		225	226,406
3.50%, 04/16/29		218	219,363

			2,170,569

South Africa — 0.0%
Republic of South Africa, 5.88%, 05/30/22		425	437,086

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 10/04/20		400	351,000
5.88%, 07/25/22		200	123,421
6.85%, 03/14/24		200	117,376
6.35%, 06/28/24		200	117,987
7.85%, 03/14/29		650	365,566

			1,075,350

21

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Turkey — 0.0%
Republic of Turkey, 4.88%, 04/16/43	USD	200	$145,250

Ukraine — 0.1%
Ukraine Government Bond:
7.75%, 09/01/22		126	119,700
7.75%, 09/01/23		237	224,558
8.99%, 02/01/24		227	222,006
7.75%, 09/01/25		325	303,550

			869,814

Total Foreign Government Obligations — 2.2%
(Cost: $24,422,137)			23,910,410

	Shares

Investment Companies — 9.5%
BlackRock Allocation Target Shares, Series A*		2,866,785	26,661,098
BlackRock Floating Rate Income Portfolio, Class K Shares*		901,967	8,198,877
Invesco Senior Loan ETF		59,351	1,245,184
iShares iBoxx $ Investment Grade Corporate
Bond ETF*		285,856	36,924,020
iShares MBS ETF*		268,232	29,800,575

Total Investment Companies — 9.5%
(Cost: $104,789,035)			102,829,754

	Par (000)

Non-Agency Mortgage-Backed Securities — 2.7%

Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust(a):
Series 2005-16, Class A1, 3.52%, 06/25/35		59	50,369
Series 2005-72, Class A3, 1.09%, 01/25/36		112	94,544
Series 2006-OA14, Class 1A1, 3.60%, 11/25/46		104	79,620
Series 2006-OA8, Class 1A1, 0.68%, 07/25/46		249	191,927
Series 2007-OA3, Class 1A1, 0.63%, 04/25/47		286	242,027
American Home Mortgage Assets Trust, Series
2006-5, Class A1, 2.79%, 11/25/46(a)		1,009	411,157
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37		66	60,664
CitiMortgage Alternative Loan Trust, Series
2007-A2, Class 1A13, 5.75%, 02/25/37		424	391,502
CSMC Trust, Series 2019-JR1, Class A1,
4.10%, 09/27/66(a)(b)		296	277,756
GSR Mortgage Loan Trust, Series 2006-OA1,
Class 1A1, 0.71%, 08/25/46(a)		445	142,427
Impac CMB Trust, Series 2005-6, Class 1A1,
0.99%, 10/25/35(a)		300	259,787
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, 0.83%, 06/25/35(a)(b)		68	62,181
Structured Asset Mortgage Investments
II Trust, Series 2006-AR6, Class 2A1,
0.68%, 07/25/46(a)		104	75,193
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36(j)		541	472,442

			2,811,596

Security	Par (000)		Value

Commercial Mortgage-Backed Securities — 2.4%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, 2.93%, 09/15/34(a)(b)	USD	630	$581,076
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, 2.91%, 04/15/35(a)(b)		540	444,297
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, 3.86%, 12/15/36(a)(b)		106	75,780
Aventura Mall Trust, Series 2013-AVM, Class E,
3.87%, 12/05/32(a)(b)		700	708,686
BAMLL Commercial Mortgage Securities Trust(a) (b):
Series 2016-ISQ, Class E, 3.73%, 08/14/34		600	490,379
Series 2018-DSNY, Class D, 2.51%, 09/15/34		1,058	835,523
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, 0.94%, 09/25/37(a)(b)		520	397,748
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38(a)(b)		200	132,450
BBCMS Trust, Series 2015-STP, Class E,
4.43%, 09/10/28(a)(b)		200	195,363
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B,
6.69%, 06/11/50(a)(b)		204	207,010
Benchmark Mortgage Trust(a):
Series 2018-B5, Class D, 3.26%, 07/15/51(b)		550	310,632
Series 2018-B7, Class C, 5.02%, 05/15/53		500	453,050
BWAY Mortgage Trust, Series 2015-1740,
Class E, 4.81%, 01/10/35(a)(b)		500	443,333
BX Commercial Mortgage Trust(a)(b):
Series 2018-IND, Class G, 2.86%, 11/15/35		1,050	944,807
Series 2018-IND, Class H, 3.81%, 11/15/35		1,050	922,021
Series 2019-XL, Class G, 3.11%, 10/15/36		1,194	1,099,332
Series 2019-XL, Class J, 3.46%, 10/15/36		1,194	1,086,602
Citigroup Commercial Mortgage Trust(a):
Series 2016-C1, Class D, 5.12%, 05/10/49(b)		110	80,176
Series 2018-C6, Class C, 5.24%, 11/10/51		361	301,177
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(b)		1,000	964,769
Series 2014-UBS4, Class C,
4.80%, 08/10/47(a)		370	324,298
Series 2015-LC19, Class A4,
3.18%, 02/10/48		465	486,419
Series 2015-LC19, Class D,
2.87%, 02/10/48(b)		266	178,357
Series 2015-LC21, Class C,
4.49%, 07/10/48(a)		700	602,418
Series 2017-COR2, Class D,
3.00%, 09/10/50(b)		700	413,241
Series 2018-HCLV, Class B,
2.21%, 09/15/33(a)(b)		400	371,231
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 5.05%, 11/15/51(a)(b)		457	318,898
DBJPM Mortgage Trust, Series 2016-C3, Class
D, 3.63%, 08/10/49(a)(b)		469	291,647
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.65%, 10/10/34(a)(b)		420	325,604
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.71%, 06/10/28(a)(b)		500	495,856
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class F, 2.61%, 07/15/32		329	312,690
Series 2017-500K, Class G,
3.31%, 07/15/32		454	429,239
GS Mortgage Securities Trust:
Series 2015-GC32, Class D,
3.35%, 07/10/48		360	182,386

22

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)	USD	560	$336,958
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		2,000	1,176,610
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(a)		135	111,601
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class D, 4.39%, 01/15/49(a)		500	340,157
Series 2015-JP1, Class E, 4.39%, 01/15/49(a)(b)		371	228,020
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(b)		500	488,775
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		490	458,294
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31(a)(b)		150	136,781
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(a)(b)		270	221,768
Merrill Lynch Mortgage Trust, Series 2005- CIP1, Class D, 6.20%, 07/12/38(a)		15	15,249
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		222	128,478
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		450	249,820
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(b)		700	712,726
Series 2015-MS1, Class D, 4.17%, 05/15/48(a)(b)		700	485,535
Series 2017-CLS, Class E, 2.76%, 11/15/34(a)(b)		531	500,565
Series 2017-HR2, Class D, 2.73%, 12/15/50		250	140,825
Series 2018-H3, Class C, 5.01%, 07/15/51(a)		320	263,156
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		330	254,991
Series 2018-SUN, Class F, 3.36%, 07/15/35(a)(b)		450	331,021
Series 2019-L2, Class A4, 4.07%, 03/15/52		500	567,448
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40(b)(c)		2,000	1,999,400
USDC, Series 2018-USDC, Class F, 4.64%, 05/13/38(a)(b)		280	192,717
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.83%, 12/15/48(a)		151	97,818
Series 2016-NXS5, Class B, 5.10%, 01/15/59(a)		250	228,039
Series 2017-C39, Class C, 4.12%, 09/15/50		113	90,458
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		492	275,485
Series 2018-C44, Class C, 5.00%, 05/15/51(a)		170	140,134
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		240	135,590
Series 2018-C45, Class C, 4.73%, 06/15/51		110	89,312

			25,804,226

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.49%, 10/15/48(a)(b)	USD	4,650	$300,622

Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $32,998,144)			28,916,444

Preferred Securities — 4.0%

Capital Trusts — 2.3%

Banks — 0.8%(f)(l)
Bank of America Corp., Series X, 6.25%		4,543	4,734,715
CIT Group, Inc., Series A, 5.80%		185	145,168
Fifth Third Bancorp, Series J, 4.58%		1,600	1,336,000
JPMorgan Chase & Co., Series HH, 4.60%		2,075	1,861,275
M&T Bank Corp., Series F, 5.13%		625	630,206
Wells Fargo & Co., Series S, 5.90%		200	203,000

			8,910,364

Capital Markets — 0.6%(l)
Bank of New York Mellon Corp. (The), Series F, 4.62%(f)		1,225	1,194,375
Goldman Sachs Group, Inc. (The)(f):
Series M, 5.38%		390	363,117
Series O, 5.30%		145	147,538
Morgan Stanley, Series H, 4.83%(f)		100	90,000
Northern Trust Corp., Series D, 4.60%(f)		1,175	1,116,250
State Street Corp., 1.74%, 06/15/47		3,466	2,772,800

			5,684,080

Consumer Finance — 0.6%(f)(l)
Capital One Financial Corp., Series E, 5.55%		3,515	2,935,025
Discover Financial Services, Series C, 5.50%		1,200	1,014,564
General Motors Financial Co., Inc., Series A, 5.75%		2,908	2,312,747
			6,262,336

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(f)(l)		990	980,100

Insurance — 0.1%
Progressive Corp. (The), Series B, 5.38%(f)(l)		760	736,683

Oil, Gas & Consumable Fuels — 0.1%(f)(l)
Energy Transfer Operating LP:
Series B, 6.63%		400	286,524
Series G, 7.13%		1,475	1,153,302
EnLink Midstream Partners LP, Series C, 6.00%		918	247,860
Plains All American Pipeline LP, Series B, 6.13%		164	109,934

			1,797,620

Total Capital Trusts — 2.3% (Cost: $27,318,626)			24,371,183

	Shares

Preferred Stocks — 1.6%

Banks — 0.7%(f)(l)
KeyCorp, Series E, 6.13%		32,500	923,650
US Bancorp, Series F, 6.50%		26,000	702,260
Wells Fargo & Co., Series Q, 5.85%		200,000	5,058,000

			6,683,910

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%(f)(l)		83,000	2,189,540

Consumer Finance — 0.0%
SLM Corp., Series B, 2.44%(f)(l)		11,500	471,270

23

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Preference)	32,087	$271,724

Electric Utilities — 0.2%
Entergy Arkansas LLC, 4.88%	26,210	668,355
Entergy Louisiana LLC, 4.88%	4,525	116,338
Entergy Mississippi LLC, 4.90%	25,401	657,632
Entergy Texas, Inc., 5.63%	4,716	123,653

		1,565,978

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(f)	50,000	1,280,000

Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E, 7.60%(f)(l)	75,000	1,586,250

Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference)	108,358	3,756,297

Total Preferred Stocks — 1.6% (Cost: $18,194,109)		17,804,969

Trust Preferreds — 0.1%

Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 3.33%, 12/21/65(b)(l)	896,000	430,080

Consumer Finance — 0.0%
ILFC E-Capital Trust II, 3.57%, 12/21/65(b)(l)	397,000	197,507

Total Trust Preferreds — 0.1% (Cost: $1,257,798)		627,587

Total Preferred Securities — 4.0% (Cost: $46,770,533)		42,803,739

	Par (000)

U.S. Government Sponsored Agency Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.37%, 08/25/50(b)(d)	300	304,792
Series 2018-K732, Class B, 4.19%, 05/25/25(a)(b)	200	203,759
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(a)	319	339,411

		847,962

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association Variable Rate Notes(a):
Series 2013-63, 0.79%, 09/16/51	USD	991	$41,924
Series 2016-67, 1.07%, 07/16/57		408	25,863
Series 2016-162, 0.98%, 09/16/58		2,587	182,998
Series 2017-44, 0.70%, 04/17/51		2,498	125,196

			375,981

Total U.S. Government Sponsored Agency Securities — 0.1% (Cost: $1,263,367)			1,223,943

Total Long-Term Investments — 92.8% (Cost: $1,071,350,346)			1,002,912,480

Short-Term Securities — 16.8%

Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 18.50%, 05/26/20(o)	EGP	5,925	373,372

Total Foreign Government Obligations — 0.1% (Cost: $355,424)			373,372

	Shares

Money Market Funds — 16.7%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%*		180,440,392	180,440,392
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.11%		172,123	172,123

Total Money Market Funds — 16.7% (Cost: $180,612,515)			180,612,515

Total Short-Term Securities — 16.8% (Cost: $180,967,939)			180,985,887

Total Investments — 109.6% (Cost: $1,252,318,285)			1,183,898,367

Liabilities in Excess of Other Assets — (9.6)%			(103,492,404)

Net Assets — 100.0%			$1,080,405,963

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Non-income producing security.
(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Zero-coupon bond.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Convertible security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Fixed rate.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.

24

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	58,036,285	122,404,108	—	180,440,392	$180,440,392	$801,685		$267	$—
SL Liquidity Series, LLC, Money Market Series(b)(c)	10,990,880	—	(10,990,880)	—	—	49,272	(d)	(2,176)	(94)
BlackRock Allocation Target Shares, Series A	5,844,479	3,201,400	(6,179,094)	2,866,785	26,661,098	1,894,843		345,685	(2,184,820)
BlackRock Floating Rate Income Portfolio, Class K Shares	8,771,178	2,058,925	(9,928,136)	901,967	8,198,877	1,874,806		(2,885,919)	(113,334)
iShares Core Dividend Growth ETF(c)	548,436	635,196	(1,183,632)	—	—	134,777		2,854,871	(2,010,094)
iShares Core S&P 500 ETF(c)	49,905	76,851	(126,756)	—	—	125,445		2,723,717	(43,153)
iShares Edge MSCI USA Value Factor ETF(c)	—	291,548	(291,548)	—	—	176,178		473,886	—
iShares iBoxx $ High Yield Corporate Bond ETF(c)	397,114	4,000	(401,114)	—	—	837,193		1,040,432	(717,142)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	285,856	—	285,856	36,924,020	—		—	(127,978)
iShares MBS ETF	—	268,232	—	268,232	29,800,575	193,896		—	800,246

					$282,024,962	$6,088,095		$4,550,763	$(4,396,369)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	532	06/19/20	$16,831	$2,143,968
S&P 500 E-Mini Index	933	06/19/20	135,397	6,185,761
U.S. Treasury 10 Year Note	142	06/19/20	19,747	903,389
U.S. Treasury Long Bond	324	06/19/20	58,654	4,796,516
U.S. Treasury Ultra Bond	158	06/19/20	35,515	436,844
U.S. Treasury 2 Year Note	106	06/30/20	23,366	367,514

				14,833,992

Short Contracts
Euro-Schatz	1	06/08/20	123	107
EUR Currency	111	06/15/20	15,210	490,683
GBP Currency	96	06/15/20	7,561	260,106
JPY Currency	42	06/15/20	4,900	135,674
MSCI Emerging Markets E-Mini Index	483	06/19/20	21,877	(1,732,209)
U.S. Treasury 5 Year Note	118	06/30/20	14,807	(7,815)

				(853,454)

				$13,980,538

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	695,053	TRY	4,470,000	Nomura International plc	06/11/20	$61,174
HKD	954,420	USD	122,905	Bank of America NA	06/16/20	131
USD	115,358	EUR	102,823	Bank of America NA	06/16/20	2,580
EUR	117,178	USD	128,148	HSBC Bank plc	06/17/20	378
USD	156,813	EUR	141,000	UBS AG	06/17/20	2,158

						66,421

USD	737,683	HKD	5,732,424	Bank of America NA	06/16/20	(1,292)

	Net Unrealized Appreciation					$65,129

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD 74,148	$3,429,926	$3,412,909	$17,017

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	120	$(835)	$(100)	$(735)
Australia & New Zealand
Banking Group Ltd.	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	80	(551)	(70)	(481)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/20	EUR	40	(280)	103	(383)
Standard Chartered Bank	1.00	Quarterly	BNP Paribas SA	12/20/20	EUR	20	(140)	57	(197)

26

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	10	$(70)	$29	$(99)

							$(1,876)	$19	$(1,895)

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	HSBC Bank plc	02/10/23	$266,880	$(18,832	)(b)	$248,324	0.0%
	JPMorgan Chase Bank NA	02/08/23	504,772	50,341	(c)	546,675	0.0

				$31,509		$794,999

(a)

The Fund receives the total return on the underlying portfolio and pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 60-95 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are Intercontinental Exchange USD LIBOR 1 month and USD Overnight Bank Funding Rate.

(b)	Amount includes $(276) of net dividends and financing fees.
(c)	Amount includes $8,438 of net dividends and financing fees.

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of April 30, 2020, expiration date 02/10/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Switzerland
Mediclinic International plc	76,375	$248,324	100.0%

Total Reference Entity — Long		248,324

Net Value of Reference Entity — HSBC Bank plc		$248,324

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of April 30, 2020, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Egypt
Commercial International Bank
Egypt SAE	17,449	$70,931	13.0%

United Kingdom
Prudential plc	33,723	475,744	87.0

Total Reference Entity — Long		546,675

Net Value of Reference Entity — JPMorgan Chase Bank NA		$546,675

27

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

Glossary of Terms Used in this Report

Currency

CHF	Swiss Franc

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

TRY	Turkish Lira

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depository Receipts

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$54,979,395	$586,180	$55,565,575
Common Stocks:
Airlines	657,535	—	—	657,535
Automobiles	—	2,816,799	—	2,816,799
Banks	593,557	8,950,585	—	9,544,142
Beverages	768,715	—	—	768,715
Biotechnology	—	767,869	—	767,869

28

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
Building Products	$—	$628,026	$—	$628,026
Commercial Services & Supplies	—	973,043	—	973,043
Construction Materials	—	1,525,821	—	1,525,821
Consumer Finance	—	903,761	—	903,761
Diversified Telecommunication Services	257,149	1,067,160	—	1,324,309
Electronic Equipment, Instruments & Components	—	2,580,065	—	2,580,065
Equity Real Estate Investment Trusts (REITs)	32,749,868	19,760,597	—	52,510,465
Food & Staples Retailing	1,394,521	688,779	—	2,083,300
Food Products	—	896,862	—	896,862
Gas Utilities	—	1,629,998	—	1,629,998
Health Care Equipment & Supplies	—	597,586	—	597,586
Health Care Providers & Services	776,416	246,533	—	1,022,949
Hotels, Restaurants & Leisure	—	638,811	—	638,811
Household Durables	—	1,443,145	—	1,443,145
Independent Power and Renewable Electricity Producers	—	875,352	—	875,352
Industrial Conglomerates	—	717,821	—	717,821
Insurance	670,025	3,002,854	—	3,672,879
Interactive Media & Services	—	3,106,854	—	3,106,854
IT Services	717,864	391,467	—	1,109,331
Metals & Mining	918,127	—	—	918,127
Oil, Gas & Consumable Fuels	16,503,015	2,280,936	—	18,783,951
Real Estate Management & Development	—	12,123,045	—	12,123,045
Semiconductors & Semiconductor Equipment	—	3,490,379	—	3,490,379
Specialty Retail	306,487	838,140	—	1,144,627
Trading Companies & Distributors	—	605,836	—	605,836
Transportation Infrastructure	845,182	1,439,560	—	2,284,742
Wireless Telecommunication Services	577,609	2,838,805	—	3,416,414
Corporate Bonds (a)	—	278,896,656	—	278,896,656
Equity-Linked Notes (a)	—	258,176,542	—	258,176,542
Floating Rate Loan Interests:
Aerospace & Defense	—	1,785,245	82,170	1,867,415
Airlines	—	868,833	—	868,833
Auto Components	—	940,878	—	940,878
Automobiles	—	—	312,467	312,467
Building Products	—	665,225	—	665,225
Capital Markets	—	295,675	209,843	505,518
Chemicals	—	1,555,310	544,222	2,099,532
Commercial Services & Supplies	—	3,200,588	—	3,200,588
Construction & Engineering	—	358,037	—	358,037
Construction Materials	—	1,180,990	70,698	1,251,688
Containers & Packaging	—	2,060,180	—	2,060,180
Diversified Consumer Services	—	2,388,852	—	2,388,852
Diversified Financial Services	—	3,003,731	328,703	3,332,434
Diversified Telecommunication Services	—	3,067,494	—	3,067,494
Electric Utilities	—	197,569	—	197,569
Electrical Equipment	—	460,573	260,845	721,418
Entertainment	—	761,905	—	761,905
Equity Real Estate Investment Trusts (REITs)	—	512,822	112,985	625,807
Food & Staples Retailing	—	438,240	—	438,240
Food Products	—	2,089,172	—	2,089,172
Health Care Equipment & Supplies	—	1,546,231	—	1,546,231
Health Care Providers & Services	—	2,790,574	157,314	2,947,888
Health Care Technology	—	771,493	156,378	927,871
Hotels, Restaurants & Leisure	—	2,053,521	271,692	2,325,213
Household Products	—	177,976	—	177,976
Independent Power and Renewable Electricity Producers	—	383,754	—	383,754
Industrial Conglomerates	—	539,188	921,562	1,460,750
Insurance	—	3,664,265	—	3,664,265
IT Services	—	7,112,966	356,285	7,469,251
Life Sciences Tools & Services	—	550,105	—	550,105
Machinery	—	1,450,811	—	1,450,811
Media	—	2,977,263	459,850	3,437,113
Metals & Mining	—	524,765	—	524,765
Multiline Retail	—	59,252	—	59,252
Multi-Utilities	—	241,635	—	241,635
Oil, Gas & Consumable Fuels	—	462,386	—	462,386

29

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
Personal Products	$—	$349,567	$—	$349,567
Pharmaceuticals	—	2,366,849	—	2,366,849
Professional Services	—	659,201	—	659,201
Real Estate Management & Development	—	201,156	—	201,156
Road & Rail	—	710,030	—	710,030
Semiconductors & Semiconductor Equipment	—	110,256	—	110,256
Software	—	7,172,577	863,754	8,036,331
Specialty Retail	—	856,397	318,717	1,175,114
Technology Hardware, Storage & Peripherals	—	207,543	—	207,543
Trading Companies & Distributors	—	346,757	—	346,757
Wireless Telecommunication Services	—	1,477,624	—	1,477,624
Foreign Agency Obligations (a)	—	4,003,912	—	4,003,912
Foreign Government Obligations (a)	—	23,910,410	—	23,910,410
Investment Companies	102,829,754	—	—	102,829,754
Non-Agency Mortgage-Backed Securities	—	26,917,044	1,999,400	28,916,444
Preferred Securities:
Banks	6,683,910	8,910,364	—	15,594,274
Capital Markets	2,189,540	5,684,080	—	7,873,620
Commercial Services & Supplies	—	430,080	—	430,080
Consumer Finance	471,270	6,459,843	—	6,931,113
Diversified Financial Services	—	980,100	—	980,100
Diversified Telecommunication Services	271,724	—	—	271,724
Electric Utilities	1,565,978	—	—	1,565,978
Insurance	1,280,000	736,683	—	2,016,683
Oil, Gas & Consumable Fuels	1,586,250	1,797,620	—	3,383,870
Technology Hardware, Storage & Peripherals	—	3,756,297	—	3,756,297
U.S. Government Sponsored Agency Securities	—	1,223,943	—	1,223,943
Short-Term Securities:
Foreign Government Obligations (a)	—	373,372	—	373,372
Money Market Funds	180,612,515	—	—	180,612,515
Liabilities:
Unfunded Floating Rate Loan Interests (b)	—	(2,102)	—	(2,102)

	$355,227,011	$820,656,189	$8,013,065	$1,183,896,265

Derivative Financial Instruments (c)
Assets:
Credit contracts	$—	$17,017	$—	$17,017
Equity contracts	8,329,729	50,341	—	8,380,070
Foreign currency exchange contracts	886,463	66,421	—	952,884
Interest rate contracts	6,504,370	—	—	6,504,370
Liabilities:
Credit contracts	—	(1,895)	—	(1,895)
Equity contracts	(1,732,209)	(18,832)	—	(1,751,041)
Foreign currency exchange contracts	—	(1,292)	—	(1,292)
Interest rate contracts	(7,815)	—	—	(7,815)

	$13,980,538	$111,760	$—	$14,092,298

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

30